FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-06139

Name of Fund:  BBH Fund, Inc.

		BBH Pacific Basin Equity Fund
		BBH European Equity Fund
		BBH Inflation Indexed Securities Fund
		BBH International Equity Fund
		BBH Tax Efficient Equity Fund
		BBH Broad Market Fixed Income Fund
		BBH High Yield Fixed Income Fund




Fund Address:  40 Water Street
               	Boston, MA  02109-3661

Name and address of agent for service:
  Michael D. Martins, Principal Financial Officer,
BBH Fund, Inc., 40 Water Street,
Boston, MA,  01915.  Mailing address:  140 Broadway, New York,
NY, 10005

Registrant's telephone number, including area code:  (800) 625-5759

Date of fiscal year end: 10/31/03

Date of reporting period: 11/01/02 - 04/30/03

Item 1 - Attach shareholder report

[BROWN BROTHERS HARRIMAN LOGO]

SEMI-ANNUAL REPORT
APRIL 30, 2003

BBH PACIFIC BASIN EQUITY FUND

BBH PACIFIC BASIN EQUITY FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

  SHARES                                                           VALUE
  ------                                                           -----
            COMMON STOCKS (101.0%)
            AUSTRALIA (14.6%)
            CONSUMER DISCRETIONARY
    44,950  Publishing & Broadcasting, Ltd.                   $       248,524
                                                              ---------------
            CONSUMER STAPLES
   218,000  Coca-Cola Amatil, Ltd.                                    776,689
    70,000  Foster's Group, Ltd.                                      196,361
                                                              ---------------
                                                                      973,050
                                                              ---------------
            FINANCE
    41,300  Commonwealth Bank of Australia                            703,909
    41,200  National Australia Bank, Ltd.                             838,415
                                                              ---------------
                                                                    1,542,324
                                                              ---------------
            HEALTH CARE
   189,664  Ansell, Ltd.(1)                                           689,985
                                                              ---------------
            MATERIALS
   133,800  BHP Billiton, Ltd.                                        757,361
    50,620  BHP Steel, Ltd.                                           107,448
                                                              ---------------
                                                                      864,809
                                                              ---------------
            TOTAL AUSTRALIA                                         4,318,692
                                                              ---------------
            HONG KONG (8.5%)
            CONSUMER DISCRETIONARY
 1,251,500  Brilliance China Automotive Holdings, Ltd.                292,052
   265,800  Li & Fung, Ltd.                                           298,210
                                                              ---------------
                                                                      590,262
                                                              ---------------
            CONSUMER STAPLES
   136,390  Asia Foods, Ltd.(2)(3)                                     87,289
                                                              ---------------
            ENERGY
   213,000  CNOOC, Ltd.                                               279,938
                                                              ---------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES                                                           VALUE
  ------                                                           -----
            COMMON STOCKS (CONTINUED)
            HONG KONG (CONTINUED)
            FINANCE
    31,200  Hang Seng Bank, Ltd.                              $       309,037
    88,800  Sun Hung Kai Properties, Ltd.                             416,728
                                                              ---------------
                                                                      725,765
                                                              ---------------
            HEALTH CARE
   520,000  China Pharmaceutical Enterprise &
              Investment Corp., Ltd.                                  145,018
                                                              ---------------
            INDUSTRIALS
    94,440  Hutchison Whampoa, Ltd.                                   525,538
                                                              ---------------
            TELECOMMUNICATIONS
    88,800  China Mobile (Hong Kong), Ltd.                            178,191
                                                              ---------------
            TOTAL HONG KONG                                         2,532,001
                                                              ---------------
            INDIA (0.8%)
            INFORMATION TECHNOLOGY
     6,095  Infosys Technologies, Ltd. ADR(4)                         250,505
                                                              ---------------
            TOTAL INDIA                                               250,505
                                                              ---------------
            JAPAN (72.8%)
            CONSUMER DISCRETIONARY
     4,200  Don Quijote Co., Ltd.                                     381,994
    22,000  Ito-Yokado Co., Ltd.                                      518,245
    54,000  Matsushita Electric Industrial Co., Ltd.                  430,821
     3,700  Nintendo Co., Ltd.                                        289,599
    70,000  Nissan Motor Co., Ltd.                                    537,896
    20,600  Sony Corp.                                                501,701
    64,400  Toyota Motor Corp.                                      1,460,256
    96,000  Wacoal Corp.                                              698,988
                                                              ---------------
                                                                    4,819,500
                                                              ---------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT APRIL 30, 2003

  SHARES                                                           VALUE
  ------                                                           -----
            COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
            CONSUMER STAPLES
    44,000  Kao Corp.                                         $       803,695
   107,000  Kirin Brewery Co., Ltd.                                   826,706
    60,000  Shiseido Co., Ltd.                                        548,730
                                                              ---------------
                                                                    2,179,131
                                                              ---------------
            FINANCE
    58,400  Credit Saison Co., Ltd.                                 1,101,054
       114  Mitsubishi Tokyo Financial Group, Inc.                    386,781
    11,680  Orix Corp.                                                534,588
       193  Sumitomo Mitsui Financial Group, Inc.(4)                  303,095
                                                              ---------------
                                                                    2,325,518
                                                              ---------------
            HEALTH CARE
    29,700  Eisai Co., Ltd.                                           525,035
    20,500  Takeda Chemical Industries, Ltd.                          752,341
                                                              ---------------
                                                                    1,277,376
                                                              ---------------
            INDUSTRIALS
    79,000  Dai Nippon Printing Co., Ltd.                             768,272
    70,000  Mitsubishi Corp.                                          416,796
   105,000  Mitsubishi Heavy Industries, Ltd.                         233,676
   187,000  Nippon Express Co., Ltd.                                  698,845
    24,000  Oji Paper Co., Ltd.                                        90,901
     4,200  SMC Corp.                                                 316,742
   178,000  Sumitomo Corp.                                            717,531
   198,000  Tokyu Corp.                                               537,090
                                                              ---------------
                                                                    3,779,853
                                                              ---------------
            INFORMATION TECHNOLOGY
    37,000  Canon, Inc.                                             1,497,712
    13,400  CSK Corp.(4)                                              236,884
    18,000  Hoya Corp.                                              1,065,715
   105,000  NEC Corp.                                                 328,910
     5,800  Tokyo Electron, Ltd.                                      217,728
                                                              ---------------
                                                                    3,346,949
                                                              ---------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES                                                           VALUE
  ------                                                           -----
            COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
            MATERIALS
    35,100  Shin-Etsu Chemical Co., Ltd.                      $     1,052,337
                                                              ---------------
            TELECOMMUNICATIONS
       125  Nippon Telegraph & Telephone Corp.                        438,799
       488  NTT DoCoMo, Inc.                                        1,008,171
                                                              ---------------
                                                                    1,446,970
                                                              ---------------
            UTILITIES
    27,100  Tokyo Electric Power Co., Inc.                            550,762
   250,000  Tokyo Gas Co., Ltd.                                       814,613
                                                              ---------------
                                                                    1,365,375
                                                              ---------------
            TOTAL JAPAN                                            21,593,009
                                                              ---------------
            SINGAPORE (2.7%)
            FINANCE
   405,220  Capitaland, Ltd.                                          235,268
    75,650  Oversea-Chinese Banking Corp., Ltd.                       402,972
                                                              ---------------
                                                                      638,240
                                                              ---------------
            TELECOMMUNICATIONS
   208,000  Singapore Telecommunications, Ltd.                        170,006
                                                              ---------------
            TOTAL SINGAPORE                                           808,246
                                                              ---------------
            SOUTH KOREA (1.6%)
            MATERIALS
    22,570  Pohang Iron & Steel Co., Ltd. (POSCO) ADR                 463,813
                                                              ---------------
            TOTAL SOUTH KOREA                                         463,813
                                                              ---------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                            VALUE
                                                                            -----
TOTAL INVESTMENTS (IDENTIFIED COST $26,327,183)(5)           101.0%     $  29,966,266
LIABILITIES IN EXCESS OF OTHER ASSETS                         (1.0)          (286,947)
                                                            -------     --------------
NET ASSETS                                                   100.0%     $  29,679,319
                                                            =======     ==============

(1)  Non-income producing security.

(2) Restricted security - Total market value of the restricted security owned at April 30, 2003 was $87,289, or 0.3% of net assets. Acquired on December 13, 1999 at a cost of $220,952.

(3)  Illiquid security.

(4)  Security, or a portion thereof, on loan.

(5) The aggregate cost for federal income tax purposes is $26,327,183, the aggregate gross unrealized appreciation is $11,788,469, and the aggregate gross unrealized depreciation is $8,149,386, resulting in net unrealized appreciation of $3,639,083.

     ADR - American Depositary Receipt.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH PACIFIC BASIN EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)

ASSETS:
   Investments in securities at value (identified cost $26,327,183)     $  29,966,266
   Collateral for securities loaned, at fair value                            766,340
   Receivable for:
     Capital stock sold                                                     2,399,000
     Investment securities sold                                             1,188,378
     Dividends and other income                                               128,934
                                                                        -------------
       TOTAL ASSETS                                                        34,448,918
                                                                        -------------
LIABILITIES:
   Due to bank                                                              3,055,904
   Payable upon return of securities loaned                                   766,340
   Payables for:
     Investment securities purchased                                          623,692
     Capital stock redeemed                                                   265,446
     Investment advisory fees                                                  16,339
     Professional fees                                                         12,159
     Custody fees                                                               9,504
     Shareholder servicing/eligible institution fees                            6,284
     Administrative fees                                                        3,770
     Board of Directors' fees                                                   2,521
     Accrued expenses and other liabilities                                     7,640
                                                                        -------------
       TOTAL LIABILITIES                                                    4,769,599
                                                                        -------------
NET ASSETS                                                              $  29,679,319
                                                                        =============
Net Assets Consist of:
   Paid-in capital                                                      $  78,240,314
   Accumulated net investment loss                                         (1,384,047)
   Accumulated net realized loss on investments and foreign
     exchange transactions                                                (50,814,595)
   Net unrealized appreciation on investments and foreign currency
     translations                                                           3,637,647
                                                                        -------------
Net Assets                                                              $  29,679,319
                                                                        =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   ($29,679,319 DIVIDED BY 1,785,167 shares)                            $       16.63
                                                                        =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH PACIFIC BASIN EQUITY FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

NET INVESTMENT LOSS:
   INCOME:
     Dividends and other income (net of foreign withholding taxes
       of $23,034)                                                      $     224,055
     Dividends and other income allocated from Portfolio (net of
       foreign withholding taxes of $1,215)                                     4,682
     Expenses allocated from Portfolio                                         (5,345)
                                                                        -------------
       TOTAL INCOME                                                           223,392
                                                                        -------------
   EXPENSES:
     Investment advisory fees                                                  97,100
     Custody fees                                                              44,993
     Shareholder servicing/eligible institution fees                           38,751
     Administrative fees                                                       23,110
     Professional fees                                                         21,909
     Registration fees                                                         10,233
     Board of Directors' fees                                                   2,264
     Miscellaneous expenses                                                    26,584
                                                                        -------------
       TOTAL EXPENSES                                                         264,944
       Fees paid indirectly                                                      (779)
                                                                        -------------
       NET EXPENSES                                                           264,165
                                                                        -------------
   NET INVESTMENT LOSS                                                        (40,773)
                                                                        -------------
NET REALIZED AND UNREALIZED LOSS:
   Net realized loss on investments                                       (13,711,103)
   Net realized loss on foreign exchange transactions                          (4,077)
   Net realized gain on foreign exchange transactions allocated
     from Portfolio                                                         3,677,498
                                                                        -------------
     Net realized loss                                                    (10,037,682)
                                                                        -------------
   Net change in unrealized appreciation (depreciation) on
     investments                                                            7,101,900
   Net change in unrealized appreciation (depreciation) on foreign
     currency translations                                                     (1,436)
                                                                        -------------
     Net change in unrealized appreciation (depreciation)                   7,100,464
                                                                        -------------
       NET REALIZED AND UNREALIZED LOSS                                    (2,937,218)
                                                                        -------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  (2,977,991)
                                                                        =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH PACIFIC BASIN EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX
                                                                   MONTHS ENDED          FOR THE
                                                                  APRIL 30, 2003        YEAR ENDED
                                                                   (UNAUDITED)       OCTOBER 31, 2002
                                                                 ---------------    -----------------
DECREASE IN NET ASSETS:
   Operations:
     Net investment loss                                         $       (40,773)   $        (191,230)
     Net realized loss on investments and foreign
       exchange transactions                                         (10,037,682)         (10,535,968)
     Net change in unrealized appreciation (depreciation) on
       investments and foreign currency translations                   7,100,464            5,554,925
                                                                 ----------------   -----------------
     Net decrease in net assets resulting from operations             (2,977,991)          (5,172,273)
                                                                 ----------------   -----------------
   Capital stock transactions:
     Net proceeds from sales of capital stock                         30,389,337           25,188,376
     Net cost of capital stock redeemed                              (31,393,662)         (27,328,730)
                                                                 ----------------   -----------------
       Net decrease in net assets resulting from capital
         stock transactions                                           (1,004,325)          (2,140,354)
                                                                 ----------------   -----------------
       Total decrease in net assets                                   (3,982,316)          (7,312,627)

NET ASSETS:
   Beginning of year                                                  33,661,635           40,974,262
                                                                 ----------------   -----------------
   END OF PERIOD                                                 $    29,679,319    $      33,661,635
                                                                 ================   =================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH PACIFIC BASIN EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each period

                        FOR THE SIX
                        MONTHS ENDED                                   FOR THE YEARS ENDED OCTOBER 31,
                       APRIL 30, 2003      ---------------------------------------------------------------------------------
                        (UNAUDITED)           2002              2001               2000              1999             1998
                      ---------------      ----------        ----------         ---------         ---------        ---------
Net asset value,
  beginning of year   $      18.58         $    21.76        $    35.47         $   38.77         $   20.31        $   24.52
Income from
  investment
  operations:
   Net investment
     loss                    (0.02)(1)          (0.12)(1)         (0.23)(1)         (0.31)(1)         (0.17)(1)        (0.20)
   Net realized and
     unrealized
     gain (loss)             (1.93)             (3.06)           (12.55)            (0.89)            18.63            (2.39)
Less dividends and
  distributions:
   From net
     investment
     income                      -                  -                 -                 -                 -            (0.52)
   In excess of net
     investment
     income                      -                  -             (0.93)            (2.10)                -            (1.10)
                      ------------         ----------        ----------         ---------         ---------        ---------
Net asset value,
  end of period       $      16.63         $    18.58        $    21.76         $   35.47         $   38.77        $   20.31
                      ============         ==========        ==========         =========         =========        =========
Total return                (10.50)%           (14.61)%          (36.88)%           (3.81)%           90.89%          (10.78)%
Ratios/Supplemental
  Data:
   Net assets, end
     of period
     (000's
     omitted)         $     29,679         $   33,662        $   40,974         $  89,111         $  80,411        $  32,630
   Expenses as a
     percentage of
     average net
     assets:
     Expenses paid
       by Fund                1.74%(2),(3)       1.67%(2)          1.56%(2)          1.47%(2)          1.39%            1.44%
     Expenses
       offset
       arrangement            0.00%(3),(4)       0.02%             0.06%             0.01%                -             0.18%
                      ------------         ----------        ----------         ---------         ---------        ---------
       Total
         expenses             1.74%(3)           1.69%             1.62%             1.48%             1.39%            1.62%
   Ratio of net
     investment
     loss to
     average net
     assets                  (0.26)%(3)         (0.54)%           (0.79)%           (0.70)%           (0.58)%          (0.73)%
   Portfolio
     turnover rate              78%(3),(5)         38%(6)            40%(6)            76%(6)            97%              91%

----------
(1)  Calculated using average shares outstanding for the year.

(2) Includes the Fund's share of expenses paid by the Portfolio and expense offset arrangement.

(3)  Annualized.

(4)  Less than 0.01%.

(5) Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Portfolio in which the Fund invested through November 5, 2002.

(6)  Portfolio turnover rate is that of the Portfolio in which the Fund invests.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH PACIFIC BASIN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Pacific Basin Equity Fund, formerly the 59 Wall Street Pacific Basin Equity Fund, (the "Fund") is a separate diversified series of BBH Fund, Inc., formerly The 59 Wall Street Fund, Inc., (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 19, 1990. The Fund commenced operations on November 1, 1990.

   Prior to November 5, 2002, the Fund invested substantially all of its assets in the BBH Pacific Basin Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objective as the Fund. On November 5, 2002, the Fund received its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. Subsequent to November 5, 2002, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market;
      (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of the foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.

   B. FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

   C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service.

   D. SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

   E. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

   F. INVESTMENT INCOME AND EXPENSES. Prior to November 5, 2002, the Fund recorded its share of income, expenses, realized and unrealized gain and loss from the Portfolio each day. In addition, the Fund accrued its own expenses.

   G. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year end. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

   H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. Effective November 5, 2002, the Fund entered into an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets. For the period ended April 30, 2003, the Fund incurred $97,100 for advisory services.

   ADMINISTRATIVE FEES. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). Effective November 5, 2002, BBHTC receives a fee from the Fund for administration services calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Funds average daily net assets. Prior to November 5, 2002, BBHTC received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with BBH and Federated Services Company ("FSC") for which BBH and FSC receive such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the six months ended April 30, 2003, the Fund incurred $23,110 for administrative services.

   SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended April 30, 2003, the fund incurred $38,751 for such services.

   CUSTODY FEES. The Fund has entered into an amended custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended April 30, 2003, the Fund incurred $44,993 for custody services. Custody fees were reduced $779 as a result of an expense offset arrangement with the Fund's custodian.

   SECURITIES LENDING FEES. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security lent. For the six months ended April 30, 2003, the Fund paid $965 to BBH for security lending services.

   BOARD OF DIRECTORS' FEES. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2003, the Fund incurred $2,264 for these fees.

3. INVESTMENT TRANSACTIONS. For the six months ended April 30, 2003, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $13,078,832 and $11,808,447, respectively. There were no purchases or sales of U.S. government obligations during the period.

4. SECURITIES ON LOAN. As of April 30, 2003, the Fund had securities on loan with an aggregate market value of $719,008. The Fund received $766,340 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's security lending procedures.

5. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                 FOR THE SIX
                                 MONTHS ENDED              FOR THE
                                APRIL 30, 2003            YEAR ENDED
                                 (UNAUDITED)           OCTOBER 31, 2002
                                --------------         ----------------
Capital stock sold                 1,741,961               1,232,230
Capital stock redeemed            (1,768,942)             (1,303,161)
                                  ----------              ----------
Net decrease                         (26,981)                (70,931)
                                  ==========              ==========

6. FEDERAL INCOME TAX STATUS. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryforward which expires as follows:

             EXPIRATION DATE            AMOUNT
            ------------------      ---------------
             October 31, 2006       $    20,486,128
             October 31, 2009             9,981,233
             October 31, 2010            11,684,593
                                    ---------------
                                    $    42,151,954
                                    ===============

   These amounts may be applied against any net taxable realized gain of each succeeding year until the earlier of its utilization or expiration.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

[BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]

SEMI-ANNUAL REPORT

APRIL 30, 2003

BBH EUROPEAN EQUITY FUND

BBH EUROPEAN EQUITY FUND

PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

    SHARES                                                                VALUE
    ------                                                                -----
             COMMON STOCKS (95.5%)
             FINLAND (2.8%)
             INFORMATION TECHNOLOGY
    76,469   Nokia Oyj                                                $   1,296,586
                                                                      -------------
             TOTAL FINLAND                                                1,296,586
                                                                      -------------

             FRANCE (10.2%)
             CONSUMER DISCRETIONARY
    13,649   Accor SA                                                       450,797
                                                                      -------------
             CONSUMER STAPLES
     5,000   Pernod-Ricard SA                                               439,830
                                                                      -------------
             ENERGY
    11,491   Total Fina Elf SA                                            1,510,123
                                                                      -------------
             FINANCE
    25,538   BNP Paribas SA                                               1,201,359
                                                                      -------------
             HEALTH CARE
     2,406   Aventis SA                                                     122,467
                                                                      -------------
             INFORMATION TECHNOLOGY
    41,330   STMicroelectronics NV                                          850,985
                                                                      -------------
             UTILITIES
    11,003   Suez SA                                                        179,549
                                                                      -------------
             TOTAL FRANCE                                                 4,755,110
                                                                      -------------

             GERMANY (1.7%)
             UTILITIES
    17,274   E.On AG(1)                                                     821,104
                                                                      -------------
             TOTAL GERMANY                                                  821,104
                                                                      -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    SHARES                                                               VALUE
    ------                                                               -----
             COMMON STOCKS (CONTINUED)
             IRELAND (6.6%)
             FINANCE
    86,923   Allied Irish Banks, Plc.                                 $   1,337,282
   124,832   Anglo Irish Bank Corp., Plc.                                   941,027
    47,067   Bank of Ireland                                                576,431
    21,659   Irish Life & Permanent, Plc.                                   247,332
                                                                      -------------
             TOTAL IRELAND                                                3,102,072
                                                                      -------------

             ITALY (7.6%)
             ENERGY
    68,168   ENI SpA(1)                                                     973,616
    52,348   Saipem SpA                                                     365,929
                                                                      -------------
                                                                          1,339,545
                                                                      -------------
             FINANCE
    39,423   Mediolanum SpA(1)                                              206,354
    31,978   Riunione Adriatica di Sicurta SpA (RAS)                        462,094
                                                                      -------------
                                                                            668,448
                                                                      -------------
             TELECOMMUNICATIONS
   214,359   Telecom Italia Mobile SpA                                    1,011,744
    64,658   Telecom Italia SpA                                             529,359
                                                                      -------------
                                                                          1,541,103
                                                                      -------------
             TOTAL ITALY                                                  3,549,096
                                                                      -------------

             NETHERLANDS (7.2%)
             CONSUMER DISCRETIONARY
    17,850   Koninklijke (Royal) Philips Electronics NV                     332,806
                                                                      -------------
             CONSUMER STAPLES
    16,802   Heineken NV                                                    625,216
                                                                      -------------
             FINANCE
    96,900   ING Groep NV(1)                                              1,576,897
                                                                      -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    SHARES                                                               VALUE
    ------                                                               -----
             COMMON STOCKS (CONTINUED)
             NETHERLANDS (CONTINUED)
             INFORMATION TECHNOLOGY
    40,204   ASML Holding NV(2)                                       $     354,197
                                                                      -------------
             TELECOMMUNICATIONS
    73,000   Koninklijke (Royal) KPN NV(2)                                  486,615
                                                                      -------------
             TOTAL NETHERLANDS                                            3,375,731
                                                                      -------------

             SPAIN (6.8%)
             FINANCE
    61,049   Banco Bilbao Vizcaya Argentaria SA                             615,888
    13,664   Banco Popular Espanol SA                                       663,872
    32,362   Banco Santander Central Hispano SA                             254,815
                                                                      -------------
                                                                          1,534,575
                                                                      -------------
             INDUSTRIALS
    28,433   Grupo Ferrovial SA                                             756,225
                                                                      -------------
             TELECOMMUNICATIONS
    32,419   Telefonica SA                                                  359,327
                                                                      -------------
             UTILITIES
    32,000   Iberdrola SA                                                   516,455
                                                                      -------------
             TOTAL SPAIN                                                  3,166,582
                                                                      -------------

             SWEDEN (1.9%)
             CONSUMER DISCRETIONARY
    11,905   Electrolux AB                                                  223,734
                                                                      -------------
             INDUSTRIALS
    12,600   AB SKF Class B                                                 365,607
    11,829   Atlas Copco AB(1)                                              287,477
                                                                      -------------
                                                                            653,084
                                                                      -------------
             TOTAL SWEDEN                                                   876,818
                                                                      -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    SHARES                                                                VALUE
    ------                                                                -----
             COMMON STOCKS (CONTINUED)
             SWITZERLAND (11.9%)
             CONSUMER STAPLES
     2,554   Nestle SA Registered                                     $     521,359
                                                                      -------------
             FINANCE
    13,200   Converium Holding AG(2)                                        596,899
    41,745   UBS AG Registered                                            1,983,234
                                                                      -------------
                                                                          2,580,133
                                                                      -------------
             HEALTH CARE
    42,255   Novartis AG Registered                                       1,668,987
    12,100   Roche Holding AG                                               770,934
                                                                      -------------
                                                                          2,439,921
                                                                      -------------
             TOTAL SWITZERLAND                                            5,541,413
                                                                      -------------

             UNITED KINGDOM (38.8%)
             CONSUMER DISCRETIONARY
    82,000   British Sky Broadcasting Group, Plc.(2)                        850,965
   147,148   Compass Group, Plc.                                            678,164
    66,004   Pearson, Plc.                                                  550,823
   101,978   Reed Elsevier, Plc.                                            814,320
                                                                      -------------
                                                                          2,894,272
                                                                      -------------
             CONSUMER STAPLES
    67,413   Diageo, Plc.                                                   748,671
    31,640   Reckitt Benckiser, Plc.                                        558,723
    98,217   Unilever, Plc.                                                 966,606
                                                                      -------------
                                                                          2,274,000
                                                                      -------------
             ENERGY
   204,826   BP, Plc.                                                     1,299,619
   174,058   Shell Transport & Trading Co., Plc.                          1,043,815
                                                                      -------------
                                                                          2,343,434
                                                                      -------------
             FINANCE
    28,970   Lloyds TSB Group, Plc.                                         190,768
    78,008   Royal Bank of Scotland Group, Plc.                           2,048,498
                                                                      -------------
                                                                          2,239,266
                                                                      -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    SHARES                                                                VALUE
    ------                                                                -----
             COMMON STOCKS (CONTINUED)
             UNITED KINGDOM (CONTINUED)
             HEALTH CARE
     6,000   AstraZeneca, Plc.                                        $     235,717
    85,428   GlaxoSmithKline, Plc.                                        1,714,295
   113,554   Smith & Nephew, Plc.                                           758,205
                                                                      -------------
                                                                          2,708,217
                                                                      -------------
             INDUSTRIALS
    96,753   BAA, Plc.                                                      747,824
    75,259   EasyJet, Plc.(2)                                               227,619
    23,381   Exel, Plc.                                                     224,493
                                                                      -------------
                                                                          1,199,936
                                                                      -------------
             MATERIALS
   165,456   BHP Billiton, Plc.                                             847,267
    39,710   Rio Tinto, Plc.                                                760,010
                                                                      -------------
                                                                          1,607,277
                                                                      -------------
             TELECOMMUNICATIONS
   110,312   BT Group, Plc.                                                 316,424
   115,749   mm02, Plc.(2)                                                  103,264
 1,226,795   Vodafone Group, Plc.                                         2,424,526
                                                                      -------------
                                                                          2,844,214
                                                                      -------------
             TOTAL UNITED KINGDOM                                        18,110,616
                                                                      -------------

TOTAL INVESTMENTS (IDENTIFIED COST $33,786,609)(3)             95.5%  $  44,595,128
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES                  4.5       2,077,953
                                                          ---------   -------------
NET ASSETS                                                    100.0%  $  46,673,081
                                                          =========   =============

(1) Security, or a portion thereof, on loan.

(2) Non-income producing security.

(3) The aggregate cost for federal income tax purposes is $33,786,609, the aggregate gross unrealized appreciation is $11,032,366, and the aggregate gross unrealized depreciation is $223,847, resulting in net unrealized appreciation of $10,808,519.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH EUROPEAN EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (unaudited)

ASSETS:
   Investments in securities, at value (identified cost $33,786,609)  $  44,595,128
   Cash                                                                   2,233,154
   Collateral for securities loaned, at fair value                        3,215,762
   Foreign currency, at value (identified cost $155,514)                    156,623
   Receivables for:
     Investments securities sold                                            566,224
     Dividends and other income                                             255,235
     Capital stock sold                                                      10,000
                                                                      -------------
       TOTAL ASSETS                                                      51,032,126
                                                                      -------------

LIABILITIES:
   Payable upon return of securities loaned                               3,215,762
   Payables for:
     Investment securities purchased                                        787,831
     Capital stock redeemed                                                 270,175
     Investment advisory fees                                                25,280
     Professional fees                                                       17,933
     Custody fees                                                            15,489
     Shareholder servicing/eligible institution fees                          9,270
     Administrative fees                                                      5,562
     Board of Directors' fees                                                 2,729
     Accrued expenses and other liabilities                                   9,014
                                                                      -------------
       TOTAL LIABILITIES                                                  4,359,045
                                                                      -------------

NET ASSETS                                                            $  46,673,081
                                                                      =============
Net Assets Consist of:
   Paid-in capital                                                    $  46,057,004
   Undistributed net investment income                                      124,477
   Accumulated net realized loss on investments and
    foreign exchange transactions                                       (10,321,319)
   Net unrealized appreciation on investments and
    foreign currency translations                                        10,812,919
                                                                      -------------

Net Assets                                                            $  46,673,081
                                                                      =============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
   ($46,673,081 DIVIDED BY 1,928,977 shares)                          $       24.20
                                                                      =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH EUROPEAN EQUITY FUND

STATEMENT OF OPERATIONS
For the six months ended April 30, 2003 (unaudited)

NET INVESTMENT INCOME:
   INCOME:
     Dividend and other income (net of foreign
       withholding taxes of $87,288)                                  $     617,711
                                                                      -------------
   EXPENSES:
     Investment advisory fees                                               145,443
     Shareholder servicing/eligible institution fees                         60,552
     Administrative fees                                                     35,622
     Custody fees                                                            33,250
     Professional fees                                                       31,533
     Registration fees                                                       11,052
     Board of Directors' fees                                                 3,261
     Miscellaneous expenses                                                  31,919
                                                                      -------------
       TOTAL EXPENSES                                                       352,632
                                                                      -------------
   NET INVESTMENT INCOME                                                    265,079
                                                                      -------------
NET REALIZED AND UNREALIZED GAIN:

   Net realized gain on investments                                       4,276,097
   Net realized loss on foreign exchange transactions                       (71,961)
                                                                      -------------
     Net realized gain                                                    4,204,136
   Net change in unrealized appreciation (depreciation) on
     investments foreign currency translations                           (4,011,035)
                                                                      -------------
       NET REALIZED AND UNREALIZED GAIN                                     193,101
                                                                      -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $     458,180
                                                                      =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH EUROPEAN EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE SIX
                                                                          MONTHS ENDED        FOR THE
                                                                         APRIL 30, 2003      YEAR ENDED
                                                                           (UNAUDITED)    OCTOBER 31, 2002
                                                                         --------------   ----------------
DECREASE IN NET ASSETS:
   Operations:
     Net investment income                                               $      265,079    $      289,814
     Net realized gain (loss) on investments and foreign
       exchange transactions                                                  4,204,136        (9,656,019)
     Net change in unrealized appreciation (depreciation) on
       investments and foreign currency translations                         (4,011,035)        2,007,339
                                                                         --------------    --------------
     Net increase (decrease) in net assets resulting
       from operations                                                          458,180        (7,358,866)
                                                                         --------------    --------------

   Dividends and distributions declared from net
     investment income:                                                        (354,063)          (68,461)
                                                                         --------------    --------------

   Capital stock transactions:
     Net proceeds from sales of capital stock                                14,659,750         8,141,357
     Net asset value of capital stock issued to shareholders
       in reinvestment of dividends and distributions                           163,884            32,520
     Net cost of capital stock redeemed                                     (25,191,482)      (26,682,487)
                                                                         --------------    --------------
       Net decrease in net assets resulting from capital
         stock transactions                                                 (10,367,848)      (18,508,610)
                                                                         --------------    --------------
       Total decrease in net assets                                         (10,263,731)      (25,935,937)

NET ASSETS:

   Beginning of year                                                         56,936,812        82,872,749
                                                                         --------------    --------------
   END OF PERIOD (including undistributed net investment
     income of $124,477 and $213,461, respectively)                      $   46,673,081    $   56,936,812
                                                                         ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                        FOR THE SIX
                                       MONTHS ENDED                   FOR THE YEARS ENDED OCTOBER 31,
                                      APRIL 30, 2003   ------------------------------------------------------------------------
                                        (UNAUDITED)       2002           2001           2000             1999          1998
                                      --------------   ----------     ----------     -----------     ------------   -----------
Net asset value, beginning of year      $    24.20     $    27.62     $    37.59     $     37.92     $      39.05   $     38.02
Income from investment operations:
   Net investment income                      0.14           0.13           0.11            0.03             0.09(1)       0.42
   Net realized and unrealized
     gain (loss)                              0.03          (3.52)         (9.68)           3.20             4.15          6.06
Less dividends and distributions:
   From net investment income                (0.17)         (0.03)         (0.05)              -            (0.65)        (0.31)
   In excess of net investment income            -              -              -               -            (0.01)            -
   From net realized gains                       -              -          (0.35)          (3.14)           (4.71)        (5.14)
   In excess of net realized gains               -              -              -           (0.42)               -             -
                                        ----------     ----------     ----------     -----------     ------------   -----------
Net asset value, end of period          $    24.20     $    24.20     $    27.62     $     37.59     $      37.92   $     39.05
                                        ==========     ==========     ==========     ===========     ============   ===========
Total return                                  0.70%        (12.31)%       (25.74)%          8.26%           11.87%        19.34%
Ratios/Supplemental Data:
   Net assets, end of period
     (000's omitted)                    $   46,673     $   56,937     $   82,873     $   148,789     $    143,315   $   155,557
   Expenses as a percentage of
     average net assets:
     Expenses paid by Fund                    1.46%(2)       1.34%(3)       1.24%(3)        1.22%(3)         1.33%         1.18%
     Expenses paid by commissions                -              -              -               -                -          0.01%(4)
     Expenses offset arrangement                 -              -           0.05%(3)        0.04%(3)            -          0.02%
                                        ----------     ----------     ----------     -----------     ------------   -----------
       Total Expenses                         1.46%(2)       1.34%          1.29%           1.26%            1.33%         1.21%
   Ratio of net investment
     income to average
     net assets                               1.09%(2)       0.42%          0.29%           0.08%            0.24%         0.60%
   Portfolio turnover rate                      43%(2)         34%(5)         16%(6)          42%(6)           37%           56%

----------

(1) Calculated using average shares outstanding for the year.

(2) Annualized.

(3) Includes the Fund's share of expenses paid by the Portfolio and expense offset arrangement.

(4) A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffilliated service providers on behalf of the Fund for services provided, for which the Fund would otherwise be obligated to pay.

(5) Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Portfolio in which the Fund invested through October 15, 2002.

(6) Portfolio turnover rate is that of the Portfolio in which the Fund invests.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH EUROPEAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH European Equity Fund, formerly the 59 Wall Street European Equity Fund, (the "Fund") is a separate diversified series of BBH Fund, Inc., formerly The 59 Wall Street Fund, Inc., (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 19, 1990. The Fund commenced operations on November 1, 1990.

    Prior to October 15, 2002, the Fund invested substantially all of its assets in the BBH European Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objective as the Fund. On October 15, 2002, the Fund received its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. Subsequent to October 15, 2002, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

    The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

    A. VALUATION OF INVESTMENTS. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of the foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.

    B. FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign cur-rency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

    C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service.

    D. SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

    E. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

    F. INVESTMENT INCOME AND EXPENSES. Prior to October 15, 2002, the Fund recorded its share of income, expenses, realized and unrealized gain and loss from the Portfolio each day. In addition, the Fund accrued its own expenses.

    G. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year end. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

    H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

2.  TRANSACTIONS WITH AFFILIATES.

    INVESTMENT ADVISORY FEES. Effective October 16, 2002, the Fund entered into an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets. For the six months ended April 30, 2003, the Fund incurred $145,443 for advisory services.

    ADMINISTRATIVE FEES. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). Effective October 16, 2002, BBHTC receives a fee from the Fund for administration services calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Funds average daily net assets. Prior to October 16, 2002, BBHTC received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with BBH and Federated Services Company ("FSC") for which BBH and FSC receive such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the six months ended April 30, 2003, the Fund incurred $35,622 for administrative services.

    SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended April 30, 2003, the fund incurred $60,552 for such services.

    CUSTODY FEES. The Fund has entered into an amended custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended April 30, 2003, the Fund incurred $33,250 for custody services.

    SECURITIES LENDING FEES. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security lent. For the six months ended April 30, 2003, the Fund paid $1,615 to BBH for security lending services.

    BOARD OF DIRECTORS' FEES. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2003, the Fund incurred $3,261 for these fees.

3. INVESTMENT TRANSACTIONS. For the six months ended April 30, 2003, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $10,245,146 and $24,002,912, respectively. There were no purchases or sales of U.S. government obligations during the period.

4. SECURITIES ON LOAN. As of April 30, 2003, the Fund had securities on loan with an aggregate market value of $3,176,675. The Fund received $3,215,762 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's security lending procedures.

5. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                                                                     FOR THE SIX
                                                                                     MONTHS ENDED         FOR THE
                                                                                    APRIL 30, 2003       YEAR ENDED
                                                                                     (UNAUDITED)      OCTOBER 31, 2002
                                                                                    --------------    ----------------
    Capital stock sold                                                                     631,345             316,915
    Capital stock issued in connection with reinvestment of
      dividends and distributions                                                            6,927               1,108
    Capital stock redeemed                                                              (1,062,233)           (966,056)
                                                                                    --------------    ----------------
    Net decrease                                                                          (423,961)           (648,033)
                                                                                    ==============    ================

6. FEDERAL INCOME TAX STATUS. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryforward which expires as follows:

              EXPIRATION DATE                      AMOUNT
             ----------------                 ---------------
             October 31, 2009                 $     5,480,434
             October 31, 2010                       9,045,054
                                              ---------------
                                              $    14,525,488
                                              ===============

    These amounts may be applied against any net taxable realized gain of each succeeding year until the earlier of its utilization or expiration.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

[BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]

SEMI-ANNUAL REPORT
APRIL 30, 2003

BBH INFLATION-INDEXED SECURITIES FUND

BBH INFLATION-INDEXED SECURITIES FUND
PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

  PRINCIPAL
   AMOUNT                                                                      VALUE
  ---------                                                                    -----
              U.S. TREASURY NOTES AND BONDS (85.0%)
$ 59,871,839  3.375%, 1/15/2007(1)                                         $  65,213,544
  22,661,449  3.625%, 1/15/2008(1)                                            25,058,599
  35,949,889  3.875%, 1/15/2009(1)                                            40,383,229
  51,898,337  4.250%, 1/15/2010(1)                                            59,833,125
   7,993,358  3.500%, 1/15/2011(1)                                             8,847,337
   8,664,813  3.375%, 1/15/2012(1)                                             9,569,202
   5,971,122  3.000%, 7/15/2012(1)                                             6,413,356
  50,671,842  3.625%, 4/15/2028(1)                                            58,700,188
  13,957,826  3.875%, 4/15/2029(1)                                            16,917,318
  32,841,315  3.375%, 4/15/2032(1)                                            37,664,883
                                                                           -------------
              TOTAL U.S. TREASURY NOTES AND BONDS
              (IDENTIFIED COST $325,673,632)                                 328,600,781
                                                                           -------------

              CORPORATE BONDS (1.7%)
   1,070,000  Clear Channel Communications, Inc.
              7.250%, 9/15/2003                                                1,088,947
   1,000,000  Daimlerchrysler NA Holdings
              3.400%, 12/15/2004                                               1,014,096
   1,000,000  Ford Motor Credit Co.
              6.700%, 7/16/2004                                                1,037,718
   1,000,000  General Motors Acceptance Corp.
              7.625%, 6/15/2004                                                1,049,058
   1,000,000  Union Oil Co. of California
              7.700%, 4/21/2005                                                1,106,225
   1,000,000  Walt Disney Co.
              7.300%, 2/8/2005                                                 1,081,123
                                                                           -------------
              TOTAL CORPORATE BONDS
              (IDENTIFIED COST $6,335,939)                                     6,377,167
                                                                           -------------

              OTHER (1.2%)
   1,000,000  Citibank Credit Card Issuance Trust 2003-3 Class C
              2.290%, 3/20/2006(2)                                             1,000,250
     750,000  Federal National Mortage Association Note
              3.125%, 8/15/2005                                                  753,570

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                                                                      VALUE
  ---------                                                                    -----
              OTHER (CONTINUED)
$  2,000,000  Government of New Zealand Bond
              4.500%, 2/15/2016(1)                                         $   1,406,094
   1,000,000  MBNA Credit Card Master Note Trust 2001-1 Class C
              2.360%, 10/15/2008(2)                                              996,137
     346,614  Tennessee Valley Authority Note
              3.375%, 1/15/2007(1)                                               372,302
                                                                           -------------
              TOTAL OTHER
              (IDENTIFIED COST $4,172,697)                                     4,528,353
                                                                           -------------

              REPURCHASE AGREEMENT (10.8%)
  41,700,000  Bear Stearns & Co.,
              1.280%, 5/1/2003 (Agreement dated
              4/30/03 collateralized by $41,700,000 U.S. Treasury
              Strips 11.250%, due 8/15/2007; $41,701,483 to be
              received upon maturity)
              (Identified cost $41,700,000)                                   41,700,000
                                                                           -------------

TOTAL INVESTMENTS, (IDENTIFIED COST $377,882,268)(3)                98.7%  $ 381,206,301
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES                       1.3       5,203,165
                                                                   -----   -------------
NET ASSETS                                                         100.0%  $ 386,409,466
                                                                   =====   =============

(1) Inflation Protected Security.

(2) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the April 30, 2003 coupon rate.

(3) The aggregate cost for federal income tax purposes is $377,882,268, the aggregate gross unrealized appreciation is $4,727,260, and the aggregate gross unrealized depreciation is $1,403,227, resulting in net unrealized appreciation of $3,324,033.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INFLATION-INDEXED SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (unaudited)

ASSETS:
   Investments in securities, at value (identified cost $377,882,268)         $  381,206,301
   Receivables for:
     Investments sold                                                             40,601,353
     Capital stock sold                                                            5,041,416
     Interest                                                                      2,390,816
                                                                              --------------
       TOTAL ASSETS                                                              429,239,886
                                                                              --------------

LIABILITIES:
   Due to bank                                                                       501,510
   Payables for:
     Investments purchased                                                        41,700,000
     Capital stock redeemed                                                          506,031
     Expense payment fee                                                              76,262
     Administrative fees                                                              30,595
     Unrealized depreciation on forward foreign exchange currency contracts           16,022
                                                                              --------------
       TOTAL LIABILITIES                                                          42,830,420
                                                                              --------------

NET ASSETS                                                                    $  386,409,466
                                                                              ==============
Net Assets Consist of:
   Paid-in capital                                                            $  371,545,842
   Undistributed net investment income                                               463,490
   Accumulated net realized gain on investments and foreign exchange
     transactions                                                                 11,088,885
   Net unrealized appreciation on investments and forward foreign exchange
     currency contracts                                                            3,311,249
                                                                              --------------
Net Assets                                                                    $  386,409,466
                                                                              ==============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
   ($339,035,121 DIVIDED BY 30,754,213 shares)                                $        11.02
                                                                              ==============

CLASS I SHARES
   ($47,374,248 DIVIDED BY 4,293,264 shares)                                  $        11.03
                                                                              ==============

CLASS A SHARES
   NET ASSET VALUE
     ($96.95 DIVIDED BY 8.77 shares)                                          $        11.05
   SALES CHARGE AT 3.00% OF PUBLIC OFFERING PRICE                                       0.34
                                                                              --------------
   MAXIMUM OFFERING PRICE                                                     $        11.39
                                                                              ==============

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INFLATION-INDEXED SECURITIES FUND
STATEMENT OF OPERATIONS
For the six months ended April 30, 2003 (unaudited)

NET INVESTMENT INCOME:
   INTEREST INCOME                                                            $    7,363,915
                                                                              --------------
   EXPENSES:
     Expense payment fee                                                             802,746
     Administrative fees                                                             155,591
                                                                              --------------
       TOTAL EXPENSES                                                                958,337
                                                                              --------------
   NET INVESTMENT INCOME                                                           6,405,578
                                                                              --------------

NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                                               12,087,253
   Net realized loss on foreign exchange transactions                               (177,542)
                                                                              --------------
     Net realized gain                                                            11,909,711
                                                                              --------------
   Net change in unrealized appreciation (depreciation) on investments            (2,609,878)
   Net change in unrealized appreciation (depreciation) on forward foreign
     exchange currency contracts                                                      54,871
                                                                              --------------
     Net change in unrealized appreciation (depreciation)                         (2,555,007)
                                                                              --------------
       NET REALIZED AND UNREALIZED GAIN                                            9,354,704
                                                                              --------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $   15,760,282
                                                                              ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INFLATION-INDEXED SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX
                                                                MONTHS ENDED         FOR THE
                                                               APRIL 30, 2003       YEAR ENDED
                                                                 (UNAUDITED)     OCTOBER 31, 2002
                                                               --------------    ----------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income                                     $    6,405,578    $      6,142,769
     Net realized gain on investments and foreign
       exchange transactions                                       11,909,711           6,701,640
     Net change in unrealized appreciation (depreciation) on
       investments and forward foreign exchange
       currency contracts                                          (2,555,007)          2,045,993
                                                               --------------    ----------------
     Net increase in net assets resulting from operations          15,760,282          14,890,402
                                                               --------------    ----------------

   Dividends and distributions declared:
     From net investment income
     Class N                                                       (5,227,041)         (4,913,822)
     Class I                                                         (814,082)         (1,008,901)
     Class A                                                               (1)                  -
     From net realized gains
     Class N                                                       (6,613,243)         (1,089,755)
     Class I                                                         (986,869)           (130,529)
                                                               --------------    ----------------
       Total dividends and distributions declared                 (13,641,236)         (7,143,007)
                                                               --------------    ----------------

   Capital stock transactions:
     Net proceeds from sales of capital stock                     169,192,824         254,116,541
     Net asset value of capital stock issued to shareholders
       in reinvestment of dividends and distributions              10,954,685           5,425,821
     Net cost of capital stock redeemed                           (65,574,612)        (95,484,028)
                                                               --------------    ----------------
       Net increase in net assets resulting from capital
         stock transactions                                       114,572,897         164,058,334
                                                               --------------    ----------------
       Total increase in net assets                               116,691,943         171,805,729
                                                               --------------    ----------------

   NET ASSETS:
     Beginning of year                                            269,717,523          97,911,794
                                                               --------------    ----------------
     END OF PERIOD (including undistributed net investment
       income of $463,490 and $99,036, respectively)           $  386,409,466    $    269,717,523
                                                               ==============    ================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INFLATION-INDEXED SECURITIES FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

                                          FOR THE SIX
                                         MONTHS ENDED                           FOR THE YEARS ENDED OCTOBER 31,
                                        APRIL 30, 2003       --------------------------------------------------------------------
                                          (UNAUDITED)            2002           2001          2000          1999          1998
                                        --------------       -----------    -----------    ----------    ----------    ----------
Net asset value, beginning of year      $        10.89       $     10.50    $      9.63    $     9.26    $     9.52    $     9.51
Income from investment operations:
   Net investment income                          0.22              0.37           0.51          0.60          0.48          0.45
   Net realized and unrealized
     gain (loss)                                  0.41              0.52           0.87          0.37         (0.26)         0.01

Less dividends and distributions:
   From net investment income                    (0.20)            (0.38)         (0.51)        (0.60)        (0.48)        (0.45)
   From net realized gains                       (0.30)            (0.12)             -             -             -             -
                                        --------------       -----------    -----------    ----------    ----------    ----------
Net asset value, end of period          $        11.02       $     10.89    $     10.50    $     9.63    $     9.26    $     9.52
                                        ==============       ===========    ===========    ==========    ==========    ==========

Total return                                      5.85%             8.77%         14.84%        10.83%         2.43%         4.98%

Ratios/Supplemental Data:
   Net assets, end of period
     (000's omitted)                    $      339,035       $   229,106    $    94,712    $   31,740    $   11,789    $   12,594
   Expenses as a percentage of
     average net assets(1)                        0.65%(2)          0.65%          0.65%         0.65%         0.65%         0.65%
   Ratio of net investment
     income to average
     net assets                                   4.11%(2)          3.88%          5.01%         6.25%         5.14%         4.48%
   Portfolio turnover rate                         374%(2)           458%           325%          327%          899%          305%

----------
(1) Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:
                                                  0.70%(2)          0.80%          0.92%         1.19%         1.19%         1.15%

(2) Annualized.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INFLATION-INDEXED SECURITIES FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class I share outstanding throughout each period

                                                                                          FOR THE PERIOD
                                                FOR THE SIX                              AUGUST 16, 2001
                                               MONTHS ENDED             FOR THE          (COMMENCEMENT OF
                                              APRIL 30, 2003          YEAR ENDED       OPERATIONS) THROUGH
                                                (UNAUDITED)        OCTOBER 31, 2002      OCTOBER 31, 2001
                                              --------------       ----------------    -------------------
Net asset value, beginning of period          $        10.90       $          10.50    $             10.25
Income from investment operations:
   Net investment income                                0.23                   0.42                   0.06
   Net realized and unrealized gain                     0.41                   0.49                   0.25

Less dividends and distributions:
   From net investment income                          (0.21)                 (0.39)                 (0.06)
   From net realized gains                             (0.30)                 (0.12)                     -
                                              --------------       ----------------    -------------------
Net asset value, end of period                $        11.03       $          10.90    $             10.50
                                              ==============       ================    ===================

Total return                                            5.95%                  9.09%                  3.08%

Ratios/Supplemental Data:
   Net assets, end of period (000's omitted)  $       47,374       $         40,612    $             3,200
   Expenses as a percentage of average
     net assets(1)                                      0.40%(2)               0.40%                  0.40%(2)
   Ratio of net investment income to average
     net assets                                         4.19%(2)               4.29%                  2.10%(2)
   Portfolio turnover rate                               374%(2)                458%                   325%

----------
(1) Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:
                                                        0.45%(2)               0.55%                  0.67%(2)

(2) Annualized.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INFLATION-INDEXED SECURITIES FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class A share outstanding throughout the period

                                                          FOR THE PERIOD FROM
                                                             MARCH 7, 2003
                                                            (COMMENCEMENT OF
                                                          OPERATIONS) THROUGH
                                                             APRIL 30, 2003
                                                              (UNAUDITED)
                                                          -------------------
Net asset value, beginning of period                      $         11.40
Income from investment operations:
   Net investment income                                             0.15
   Net realized and unrealized loss                                 (0.39)

Less dividends and distributions:
   From net investment income                                       (0.11)
                                                          ---------------
Net asset value, end of period                            $         11.05
                                                          ===============

Total return                                                        (2.08)%

Ratios/Supplemental Data:
   Net assets, end of period (000's omitted)              $             0
   Expenses as a percentage of average net assets(1)                 0.95%(2)
   Ratio of net investment income to average net assets              8.69%(2)
   Portfolio turnover rate                                            374%(2)

----------
(1) Had the expense payment agreement not been in place, the ratio of expenses
    to average net assets would have been as follows:                1.00%(2)

(2) Annualized.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INFLATION-INDEXED SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Inflation-Indexed Securities Fund, formerly The 59 Wall Street Inflation Indexed Securities Fund, (the "Fund" ) is a separate, diversified series of BBH Fund, Inc., formerly The 59 Wall Street Fund, Inc., (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on July 23, 1992. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". Class I commenced operations on August 16, 2001. On November 8, 2002, the Fund's Board of Directors authorized a new class of shares designated as "Class A". Class A commenced operations on March 7, 2003. Class A shares are sold with a front end sales charge of up to 3.0% for purchases not exceeding $50,000. A contingent deferred sales charge of 0.75% may be applied to Class A shares redeemed up to 24 months after purchase, where an investment professional received an advance payment of the transaction. Class N, Class I and Class A shares have different operating expenses. Class N, Class I and Class A shares do not convert to any other class of the Fund.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

      Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

   B. ACCOUNTING FOR INVESTMENTS. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund.

   C. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net investment income or net realized gains. These distributions do not constitute a return of capital. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax reclassifications. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

   D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund has to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the funds are determined using forward currency exchange rates supplied by a quotation service.

   E. REVERSE REPURCHASE AGREEMENTS: The Fund may enter into reverse repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Bank of New York. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. There were no reverse repurchase agreements held as of April 30, 2003.

   F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends to shareholders from net investment income are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets.

   ADMINISTRATIVE FEES. The Corporation has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with BBH and Federated Services Company ("FSC") for which BBH and FSC receive such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the six months ended April 30, 2003, the Fund incurred $155,591 for administrative services.

   CUSTODY FEES. The Corporation has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. Custody fees were reduced by $2,867 as a result of an expense arrangement with the Fund's custodian.

   SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' and Class A shares' average daily net assets.

   EXPENSE PAYMENT FEE. BBHTC pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.65% of Class N shares' average daily net assets, 0.40% of Class I shares' average daily net assets, and 0.95% of Class A shares' average daily net assets. For the six months ended April 30, 2003, BBHTC incurred $883,220 in expenses, including investment advisory fees of $388,977, shareholder servicing/eligible institution fees specific to Class N of $335,975 and custody fees of $62,944 paid to BBH on behalf of the Fund. The Fund's expense payment fee agreement will terminate on July 31, 2003.

3. DISTRIBUTION PLAN. The Fund has adopted a distribution plan effective November 8, 2002, pursuant to Rule 12b-1 under the Investment Company Act of 1940, under which the Fund may pay selected financial intermediaries a fee calculated daily and paid monthly at an annual rate equivalent to 0.30% of Class A shares' average daily net assets.

4. INVESTMENT TRANSACTIONS. For the six months ended April 30, 2003, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $657,249,242 and $594,852,311, respectively.

5. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as Class N shares of the Fund, 25,000,000 shares have been classified as Class I shares of the Fund and 25,000,000 shares have been classified as Class A shares of the Fund. Transactions in shares of capital stock were as follows:

                                               SHARES                            AMOUNT
                                 FOR THE SIX                        FOR THE SIX
                                MONTHS ENDED         FOR THE        MONTHS ENDED         FOR THE
                               APRIL 30, 2003      YEAR ENDED      APRIL 30, 2003      YEAR ENDED
                                 (UNAUDITED)    OCTOBER 31, 2002     (UNAUDITED)    OCTOBER 31, 2002
                               --------------   ----------------   --------------   ----------------
CLASS N
Capital stock sold                 14,175,558         20,161,095   $  157,555,157   $    214,875,480
Capital stock issued in
   connection with
   re-investment of dividends         901,824            443,777        9,837,542          4,646,559
Capital stock redeemed             (5,353,103)        (8,598,300)     (59,049,175)       (90,699,353)
                               --------------   ----------------   --------------   ----------------
Net increase                        9,724,279         12,006,572   $  108,343,524   $    128,822,686
                               ==============   ================   ==============   ================

                                 FOR THE SIX                        FOR THE SIX
                                MONTHS ENDED         FOR THE        MONTHS ENDED         FOR THE
                               APRIL 30, 2003      YEAR ENDED      APRIL 30, 2003      YEAR ENDED
                                 (UNAUDITED)    OCTOBER 31, 2002     (UNAUDITED)    OCTOBER 31, 2002
                               --------------   ----------------   --------------   ----------------
CLASS I
Capital stock sold                  1,054,431          3,813,668   $   11,637,567   $     39,241,061
Capital stock issued in
   connection with
   re-investment of dividends         102,394             74,152        1,117,143            779,262
Capital stock redeemed               (588,681)          (467,496)      (6,525,437)        (4,784,675)
                               --------------   ----------------   --------------   ----------------
Net increase                          568,144          3,420,324   $    6,229,273   $     35,235,648
                               ==============   ================   ==============   ================

                          FOR THE PERIOD FROM                 FOR THE PERIOD FROM
                             MARCH 7, 2003                       MARCH 7, 2003
                            (COMMENCEMENT OF                   (COMMENCEMENT OF
                          OPERATIONS) THROUGH                 OPERATIONS) THROUGH
                             APRIL 30, 2003                      APRIL 30, 2003
                              (UNAUDITED)                         (UNAUDITED)
                          -------------------                 -------------------
CLASS A
Capital stock sold                       8.77                 $               100
Capital stock issued in
   connection with
   re-investment
   of dividends                             -                                   -
Capital stock redeemed                      -                                   -
                          -------------------                 -------------------
Net increase                             8.77                 $               100
                          ===================                 ===================

6. CHANGE IN ACCOUNTING POLICY. The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies as revised, effective for its year beginning November 1, 2001. As required the Fund began amortizing premiums and discounts on debt securities using the effective yield method. Prior to this date the Fund amortized premiums and discounts on debt securities using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but as shown below resulted in a $28,017 decrease in unrealized appreciation and a corresponding increase in undistributed net investment income based on securities held as of October 31, 2001.

                   UNREALIZED                      UNDISTRIBUTED
                  APPRECIATION                 NET INVESTMENT INCOME
                  ------------                 ---------------------
                   (28,017)                          28,017

   The effect of this change for the year ended October 31, 2002 was to make the following reclassifications:

                    INTEREST       NET REALIZED        UNREALIZED
                     INCOME            GAIN           APPRECIATION
                    --------       ------------       ------------
                     35,617          (62,265)            26,648

7. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A summary of obligations under open forward foreign currency exchange contracts outstanding at April 30, 2003 is as follows:

                              CONTRACTS TO       DELIVERY         UNREALIZED
              CURRENCY           DELIVER           DATE          DEPRECIATION
         ------------------   ------------       --------        ------------
         New Zealand Dollar     2,282,208         6/30/03           $ 16,022

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

[BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]


SEMI-ANNUAL REPORT
APRIL 30, 2003


BBH INTERNATIONAL EQUITY FUND

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

   SHARES                                                                  VALUE
   ------                                                                  -----
             COMMON STOCKS (94.2%)
             AUSTRALIA (2.7%)
             CONSUMER DISCRETIONARY
    23,000   Publishing & Broadcasting, Ltd.                            $    127,165
                                                                        ------------

             CONSUMER STAPLES
   236,250   Coca-Cola Amatil, Ltd.                                          841,710
                                                                        ------------

             FINANCE
    76,255   National Australia Bank, Ltd.                                 1,551,780
                                                                        ------------

             HEALTH CARE
   175,004   Ansell, Ltd.(1)                                                 636,652
                                                                        ------------

             MATERIALS
   148,868   BHP Billition, Ltd.                                             842,652
    30,774   BHP Steel, Ltd.                                                  65,322
                                                                        ------------
                                                                             907,974
                                                                        ------------
             TOTAL AUSTRALIA                                               4,065,281
                                                                        ------------

             FINLAND (2.5%)
             INFORMATION TECHNOLOGY
   216,151   Nokia Oyj                                                     3,664,992
                                                                        ------------
             TOTAL FINLAND                                                 3,664,992
                                                                        ------------

             FRANCE (7.5%)
             CONSUMER DISCRETIONARY
    15,743   Accor SA                                                        519,957
                                                                        ------------

             CONSUMER STAPLES
    10,000   Pernod-Ricard SA                                                879,661
                                                                        ------------

             ENERGY
    26,123   Total Fina Elf SA                                             3,433,029
                                                                        ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                                                  VALUE
   ------                                                                  -----
             COMMON STOCKS (CONTINUED)
             FRANCE (CONTINUED)
             FINANCE
    78,433   BNP Paribas SA                                             $  3,689,646
                                                                        ------------

             HEALTH CARE
    15,783   Aventis SA                                                      803,365
                                                                        ------------

             INFORMATION TECHNOLOGY
    74,072   STMicroelectronics NV                                         1,525,142
                                                                        ------------

             UTILITIES
    20,961   Suez SA                                                         342,046
                                                                        ------------
             TOTAL FRANCE                                                 11,192,846
                                                                        ------------

             GERMANY (1.2%)
             UTILITIES
    35,907   E.On AG(2)                                                    1,706,808
                                                                        ------------
             TOTAL GERMANY                                                 1,706,808
                                                                        ------------

             HONG KONG (2.8%)
             CONSUMER DISCRETIONARY
 3,372,000   Brilliance China Automotive Holdings, Ltd.                      786,896
   422,000   Li & Fung, Ltd.                                                 473,455
                                                                        ------------
                                                                           1,260,351
                                                                        ------------
             FINANCE
   160,000   Sun Hung Kai Properties, Ltd.                                   750,860
                                                                        ------------

             INDUSTRIALS
   237,000   Hutchison Whampoa, Ltd.                                       1,318,853
                                                                        ------------

             TELECOMMUNICATIONS
   447,500   China Mobile (Hong Kong), Ltd.                                  897,978
                                                                        ------------
             TOTAL HONG KONG                                               4,228,042
                                                                        ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT APRIL 30, 2003

   SHARES                                                                  VALUE
   ------                                                                  -----
             COMMON STOCKS (CONTINUED)
             INDIA (0.4%)
             INFORMATION TECHNOLOGY
    13,659   Infosys Technologies, Ltd. ADR(2)                          $    561,385
                                                                        ------------
             TOTAL INDIA                                                     561,385
                                                                        ------------

             IRELAND (4.6%)
             FINANCE
   186,439   Allied Irish Banks, Plc.                                      2,868,854
   376,322   Anglo Irish Bank Corp., Plc.                                  2,836,848
    64,525   Bank of Ireland                                                 790,239
    24,501   Irish Life & Permanent, Plc.                                    279,786
                                                                        ------------
             TOTAL IRELAND                                                 6,775,727
                                                                        ------------

             ITALY (5.0%)
             ENERGY
   173,012   ENI SpA                                                       2,471,062
   126,774   Saipem SpA                                                      886,190
                                                                        ------------
                                                                           3,357,252
                                                                        ------------
             FINANCE
    96,918   Mediolanum SpA(2)                                               507,302
    99,863   Riunione Adriatica di Sicurta SpA (RAS)                       1,443,058
                                                                        ------------
                                                                           1,950,360
                                                                        ------------
             TELECOMMUNICATIONS
   235,691   Telecom Italia Mobile SpA                                     1,112,428
   122,085   Telecom Italia SpA                                              999,517
                                                                        ------------
                                                                           2,111,945
                                                                        ------------
             TOTAL ITALY                                                   7,419,557
                                                                        ------------

             JAPAN (17.9%)
             CONSUMER DISCRETIONARY
     3,000   Don Quijote Co., Ltd.                                           272,853
    28,000   Ito-Yokado Co., Ltd.                                            659,584
    78,000   Matsushita Electric Industrial Co., Ltd.                        622,297

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                                                  VALUE
   ------                                                                  -----
             COMMON STOCKS (CONTINUED)
             JAPAN (CONTINUED)
             CONSUMER DISCRETIONARY (continued)
    15,400   Nintendo Co., Ltd.                                         $  1,205,358
   152,000   Nissan Motor Co., Ltd.                                        1,168,003
    33,800   Sony Corp.                                                      823,179
   102,800   Toyota Motor Corp.                                            2,330,968
                                                                        ------------
                                                                           7,082,242
                                                                        ------------
             CONSUMER STAPLES
    84,000   Kao Corp.                                                     1,534,327
   187,000   Kirin Brewery Co., Ltd.                                       1,444,804
    70,000   Shiseido Co., Ltd.                                              640,185
                                                                        ------------
                                                                           3,619,316
                                                                        ------------
             FINANCE
    57,900   Credit Saison Co., Ltd.                                       1,091,627
    12,000   Orix Corp.                                                      549,234
        20   Prospect Japan Fund(1)                                              154
       250   Sumitomo Mitsui Financial Group, Inc.(2)                        392,610
                                                                        ------------
                                                                           2,033,625
                                                                        ------------
             HEALTH CARE
    33,400   Eisai Co., Ltd.                                                 590,443
    48,000   Takeda Chemical Industries, Ltd.                              1,761,579
                                                                        ------------
                                                                           2,352,022
                                                                        ------------
             INDUSTRIALS
    53,000   Dai Nippon Printing Co., Ltd.                                   515,423
   149,000   Mitsubishi Heavy Industries, Ltd.                               331,598
   171,000   Nippon Express Co., Ltd.                                        639,051
     6,200   SMC Corp.                                                       467,571
   323,000   Sumitomo Corp.                                                1,302,036
   158,000   Tokyu Corp.                                                     428,587
                                                                        ------------
                                                                           3,684,266
                                                                        ------------
             INFORMATION TECHNOLOGY
    63,000   Canon, Inc.                                                   2,550,157
    15,800   Hoya Corp.                                                      935,461

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                                                  VALUE
   ------                                                                  -----
             COMMON STOCKS (CONTINUED)
             JAPAN (CONTINUED)
             INFORMATION TECHNOLOGY (continued)
    79,000   NEC Corp.                                                  $    247,466
                                                                        ------------
                                                                           3,733,084
                                                                        ------------
             MATERIALS
    25,900   Shin-Etsu Chemical Co., Ltd.                                    776,511
                                                                        ------------

             TELECOMMUNICATIONS
       137   Nippon Telegraph & Telephone Corp.                              480,924
       515   NTT DoCoMo, Inc.                                              1,063,951
                                                                        ------------
                                                                           1,544,875
                                                                        ------------
             UTILITIES
    42,500   Tokyo Electric Power Co., Inc.                                  863,741
   300,000   Tokyo Gas Co., Ltd.                                             977,535
                                                                        ------------
                                                                           1,841,276
                                                                        ------------
             TOTAL JAPAN                                                  26,667,217
                                                                        ------------

             NETHERLANDS (5.3%)
             CONSUMER DISCRETIONARY
    28,264   Koninklijke (Royal) Philips Electronics NV                      526,970
                                                                        ------------

             CONSUMER STAPLES
    56,119   Heineken NV                                                   2,088,235
                                                                        ------------

             FINANCE
   226,500   ING Groep NV                                                  3,685,936
                                                                        ------------

             INFORMATION TECHNOLOGY
    32,642   ASML Holdings NV(1)                                             287,576
                                                                        ------------

             TELECOMMUNICATIONS
   195,000   Koninklijke (Royal) KPN NV(1)                                 1,299,862
                                                                        ------------
             TOTAL NETHERLANDS                                             7,888,579
                                                                        ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                                                  VALUE
   ------                                                                  -----
             COMMON STOCKS (CONTINUED)
             SINGAPORE (1.0%)
             FINANCE
   959,126   Capitaland, Ltd.                                           $    556,861
   143,868   Oversea-Chinese Banking Corp., Ltd.                             766,355
                                                                        ------------
                                                                           1,323,216
                                                                        ------------
             TELECOMMUNICATIONS
   265,964   Singapore Telecommunications, Ltd.                              217,383
                                                                        ------------
             TOTAL SINGAPORE                                               1,540,599
                                                                        ------------

             SOUTH KOREA (0.5%)
             MATERIALS
    37,774   Pohang Iron & Steel Co., Ltd. (POSCO) ADR                       776,256
                                                                        ------------
             TOTAL SOUTH KOREA                                               776,256
                                                                        ------------

             SPAIN (5.1%)
             FINANCE
   150,050   Banco Bilbao Vizcaya Argentaria SA                            1,513,767
    32,460   Banco Popular Espanol SA                                      1,577,085
   122,542   Banco Santander Central Hispano SA                              964,882
                                                                        ------------
                                                                           4,055,734
                                                                        ------------
             INDUSTRIALS
    59,214   Grupo Ferrovial SA                                            1,574,899
                                                                        ------------

             TELECOMMUNICATIONS
    73,456   Telefonica SA                                                   814,175
                                                                        ------------

             UTILITIES
    73,000   Iberdrola SA                                                  1,178,164
                                                                        ------------
             TOTAL SPAIN                                                   7,622,972
                                                                        ------------

             SWEDEN (1.6%)
             CONSUMER DISCRETIONARY
    28,742   Electrolux AB(2)                                                540,157
                                                                        ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                                                  VALUE
   ------                                                                  -----
             COMMON STOCKS (CONTINUED)
             SWEDEN (CONTINUED)
             INDUSTRIALS
    29,620   Atlas Copco AB(2)                                          $    719,847
                                                                        ------------

             MANUFACTURING
    37,700   AB SKF Class B                                                1,093,918
                                                                        ------------
             TOTAL SWEDEN                                                  2,353,922
                                                                        ------------

             SWITZERLAND (8.6%)
             CONSUMER STAPLES
     3,897   Nestle SA Registered                                            795,512
                                                                        ------------

             FINANCE
    35,173   Converium Holding AG(1)                                       1,590,510
    96,752   UBS AG Registered                                             4,596,524
                                                                        ------------
                                                                           6,187,034
                                                                        ------------
             HEALTH CARE
   108,903   Novartis AG Registered                                        4,301,447
    24,800   Roche Holding AG                                              1,580,096
                                                                        ------------
                                                                           5,881,543
                                                                        ------------
             TOTAL SWITZERLAND                                            12,864,089
                                                                        ------------

             UNITED KINGDOM (27.5%)
             CONSUMER DISCRETIONARY
   186,843   British Sky Broadcasting Group, Plc.(1)                       1,938,986
   381,676   Compass Group, Plc.                                           1,759,038
   224,560   Pearson, Plc.                                                 1,874,021
   199,182   Reed Elsevier, Plc.                                           1,590,518
                                                                        ------------
                                                                           7,162,563
                                                                        ------------
             CONSUMER STAPLES
   166,658   Diageo, Plc.                                                  1,850,860
    80,251   Reckitt Benckiser, Plc.                                       1,417,133

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                                                  VALUE
   ------                                                                  -----
             COMMON STOCKS (CONTINUED)
             UNITED KINGDOM (CONTINUED)
             CONSUMER STAPLES (continued)
   249,156   Unilever, Plc.                                             $  2,452,078
                                                                        ------------
                                                                           5,720,071
                                                                        ------------
             ENERGY
   431,222   BP, Plc.                                                      2,736,100
   330,683   Shell Transport & Trading Co., Plc.                           1,983,085
                                                                        ------------
                                                                           4,719,185
                                                                        ------------
             FINANCE
    43,749   Lloyds TSB Group, Plc.                                          288,088
   180,746   Royal Bank of Scotland Group, Plc.                            4,746,409
                                                                        ------------
                                                                           5,034,497
                                                                        ------------
             HEALTH CARE
   194,909   GlaxoSmithKline, Plc.                                         3,911,265
   368,525   Smith & Nephew, Plc.                                          2,460,657
                                                                        ------------
                                                                           6,371,922
                                                                        ------------
             INDUSTRIALS
   286,617   BAA, Plc.                                                     2,215,322
   189,757   EasyJet, Plc.(1)                                                573,915
    12,002   Exel, Plc.                                                      115,237
                                                                        ------------
                                                                           2,904,474
                                                                        ------------
             MATERIALS
   123,396   Rio Tinto, Plc.                                               2,361,675
                                                                        ------------

             TELECOMMUNICATIONS
   253,627   BT Group, Plc.                                                  727,516
   234,977   mm02, Plc.(1)                                                   209,632
 2,913,526   Vodafone Group, Plc.                                          5,758,027
                                                                        ------------
                                                                           6,695,175
                                                                        ------------
             TOTAL UNITED KINGDOM                                         40,969,562
                                                                        ------------

             TOTAL COMMON STOCKS (IDENTIFIED COST $152,723,794)          140,297,834
                                                                        ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                                                                   VALUE
  ---------                                                                 -----
             TIME DEPOSIT (4.3%)
$ 6,500,000  Wachovia Corp., 1.280%, 05/01/03
               (Identified cost $6,500,000)                            $   6,500,000
                                                                       -------------

TOTAL INVESTMENTS (IDENTIFIED COST $159,223,794)(3)             98.5%  $ 146,797,834
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES                   1.5       2,160,732
                                                               -----   -------------
NET ASSETS                                                     100.0%  $ 148,958,566
                                                               =====   =============

(1)  Non-income producing security.

(2)  Security, or a portion thereof, on loan.

(3) The aggregate cost for federal income tax purposes is $159,223,794, the aggregate gross unrealized appreciation is $6,845,079, and the aggregate gross unrealized depreciation is $19,271,039, resulting in net unrealized depreciation of $12,425,960.

     ADR - American Depositary Receipt.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)

ASSETS:
   Investments in securities at value (identified cost $159,223,794)                $ 146,797,834
   Cash                                                                                    93,077
   Foreign currency, at value (identified cost $1,259,926)                              1,274,533
   Collateral for securities loaned, at fair value                                      4,355,008
   Receivables for:
     Investment securities sold                                                         8,996,492
     Capital stock sold                                                                   775,082
     Dividends and other income                                                           709,315
                                                                                    -------------
       TOTAL ASSETS                                                                   163,001,341
                                                                                    -------------

LIABILITIES:
   Payable upon return of securities loaned                                             4,355,008
   Payables for:
     Investment securities purchased                                                    9,562,798
     Investment advisory fees                                                              77,156
     Shareholder servicing/eligible institution fees                                       19,431
     Administrative fees                                                                   17,805
     Custody fees                                                                           3,939
     Board of Directors' fees                                                               2,851
     Professional fees                                                                      2,500
     Accrued expenses and other liabilities                                                 1,287
                                                                                    -------------
       TOTAL LIABILITIES                                                               14,042,775
                                                                                    -------------

NET ASSETS                                                                          $ 148,958,566
                                                                                    =============
Net Assets Consist of:
   Paid-in capital                                                                  $ 196,151,942
   Undistributed net investment income                                                    732,394
   Accumulated net realized loss on investments and foreign exchange transactions     (35,518,263)
   Net unrealized depreciation on investments and foreign currency translations       (12,407,507)
                                                                                    -------------

Net Assets                                                                          $ 148,958,566
                                                                                    =============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
   ($97,881,150 DIVIDED BY 12,396,838 shares)                                       $        7.90
                                                                                    =============
CLASS I SHARES
   ($51,077,416 DIVIDED BY 6,465,907 shares)                                        $        7.90
                                                                                    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INTERNATIONAL EQUITY FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

NET INVESTMENT INCOME:
   INCOME:
     Dividends (net of foreign withholdings taxes of $195,762)                      $   1,468,346
     Interest and other income                                                             79,066
                                                                                    -------------
       TOTAL INCOME                                                                     1,547,412
                                                                                    -------------
   EXPENSES:
     Investment advisory fees                                                             410,194
     Shareholder servicing/eligible institution fees                                      115,387
     Administrative fees                                                                   94,665
     Custody fees                                                                          62,920
     Professional fees                                                                     19,677
     Registration fees                                                                     18,073
     Board of Directors' fees                                                               4,091
     Miscellaneous expenses                                                                22,248
                                                                                    -------------
       TOTAL EXPENSES                                                                     747,255
                                                                                    -------------
   NET INVESTMENT INCOME                                                                  800,157
                                                                                    -------------

NET REALIZED AND UNREALIZED LOSS:
   Net realized loss on investments                                                    (5,969,321)
   Net realized loss on foreign exchange transactions                                    (124,550)
                                                                                    -------------
     Net realized loss                                                                 (6,093,871)
   Net change in unrealized appreciation (depreciation) on investments
     and foreign currency translations                                                  4,149,319
                                                                                    -------------
       NET REALIZED AND UNREALIZED LOSS                                                (1,944,552)
                                                                                    -------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $  (1,144,395)
                                                                                    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE SIX
                                                                MONTHS ENDED        FOR THE
                                                               APRIL 30, 2003      YEAR ENDED
                                                                 (UNAUDITED)    OCTOBER 31, 2002
                                                               ---------------  ----------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income                                     $       800,157  $        371,606
     Net realized loss on investments and foreign
       exchange transactions                                        (6,093,871)      (28,547,704)
     Net change in unrealized appreciation (depreciation)
       on investments and foreign currency translations              4,149,319        12,661,924
                                                               ---------------  ----------------
     Net decrease in net assets resulting from operations           (1,144,395)      (15,514,174)
                                                               ---------------  ----------------

   Dividends and distributions declared:
     From net investment income
     Class N                                                          (233,447)                -
     Class I                                                           (68,567)                -
                                                               ---------------  ----------------
       Total dividends and distributions declared                     (302,014)                -
                                                               ---------------  ----------------

   Capital stock transactions:
     Net proceeds from sales of capital stock                       72,178,112        51,573,354
     Net asset value of capital stock issued to shareholders
       in reinvestment of dividends and distributions                   81,369                 -
     Net cost of capital stock redeemed                            (35,444,792)      (35,821,587)
                                                               ---------------  ----------------
       Net increase in net assets resulting from
         capital stock transactions                                 36,814,689        15,751,767
                                                               ---------------  ----------------
       Total increase in net assets                                 35,368,280           237,593

NET ASSETS:
   Beginning of year                                               113,590,286       113,352,693
                                                               ---------------  ----------------
   END OF PERIOD (including undistributed net investment
     income of $732,394 and $234,251, respectively)            $   148,958,566  $    113,590,286
                                                               ===============  ================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A CLASS N SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         FOR THE SIX
                                         MONTHS ENDED                        FOR THE YEARS ENDED OCTOBER 31,
                                        APRIL 30, 2003      --------------------------------------------------------------------
                                          (UNAUDITED)          2002          2001           2000           1999           1998
                                        --------------      ---------     ----------     ---------     ----------     ----------
Net asset value, beginning of year      $         8.03      $    9.34     $    13.29     $   13.04     $    10.09     $     9.42
Income from investment operations:
   Net investment income (loss)                   0.04(1)        0.03(1)        0.13         (0.03)(1)      (0.02)          0.00(2)
   Net realized and unrealized
     gain (loss)                                 (0.15)         (1.34)         (3.92)         0.93           3.00           0.75

Less dividends and distributions:
   From net investment income                    (0.02)             -          (0.08)            -              -              -
   In excess of net investment
     income                                          -              -              -         (0.32)         (0.03)         (0.03)
   From net realized gains                           -              -          (0.08)        (0.33)             -          (0.05)
                                        ---------------     ----------    ----------     ---------     ----------     ----------
Net asset value, end of period          $         7.90      $    8.03     $     9.34     $   13.29     $    13.04     $    10.09
                                        ===============     ==========    ==========     =========     ==========     ==========

Total return                                     (1.36)%       (14.03)%       (28.94)%        6.71%         29.57%          8.06%

Ratios/Supplemental Data:
   Net assets, end of period
     (000's omitted)                    $       97,881      $  97,868     $  113,353     $ 115,739     $   59,961     $   27,475
   Ratio of expenses to average
     net assets                                   1.26%(3)       1.35%(4)      1.24%(4)       1.37%          1.50%          1.50%
   Ratio of net investment
     income (loss) to average
     net assets                                   1.20%(3)       0.34%          0.18%        (0.24)%        (0.25)%        (0.15)%
   Portfolio turnover rate                          40%(3)         36%(5)         21%(5)        37%(5)         86%(5)         89%(5)

----------
(1)  Calculated using average shares outstanding for the year.

(2)  Less than $0.01.

(3)  Annualized.

(4) Includes the Fund's share of expenses paid by the Portfolio and excludes the impact of the Portfolio's expense offset arrangement. Including the Fund's share of the expense offset arrangeement reduces the Fund's ratio to average net assets to 1.34% and 1.15% for the years ended October 31, 2002 and October 31, 2001, respectively.

(5) Portfolio turnover rate is that of the Portfolio in which the Fund invested through October 30, 2002.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A CLASS I SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       FOR THE PERIOD FROM
                                                  FOR THE SIX            OCTOBER 30, 2002
                                                  MONTHS ENDED           (COMMENCEMENT OF
                                                 APRIL 30, 2003        OPERATIONS) THROUGH
                                                   (UNAUDITED)           OCTOBER 31, 2002
                                                 --------------        -------------------
Net asset value, beginning of period                $    8.03                $     7.95
Income from investment operations:
   Net investment income                                 0.07(1)                   0.00(2)
   Net realized and unrealized gain (loss)              (0.18)                     0.08

Less dividends and distributions:
   From net investment income                           (0.02)                        -
                                                    ---------                ----------
Net asset value, end of period                      $    7.90                $     8.03
                                                    =========                ==========

Total return                                            (1.31)%                    1.01%

Ratios/Supplemental Data:
   Net assets, end of period (000's omitted)        $  51,078                $   15,722
   Ratio of expenses to average net assets(3)            1.01%                     1.08%
   Ratio of net investment income (loss) to
     average net assets(3)                               1.45%                     1.77%
   Portfolio turnover rate                                 40%(3)                    36%(4)

----------
(1) Calculated using average shares outstanding for the year.

(2) Less than $0.01.

(3) Annualized.

(4) Portfolio turnover rate is that of the Portfolio in which the Fund invested through October 30, 2002.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH International Equity Fund, formerly the 59 Wall Street International Equity Fund, (the "Fund") is a separate diversified series of BBH Fund, Inc., formerly The 59 Wall Street Fund, Inc., (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 19, 1990. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N," and established a new class of shares designated as "Class I". Class I commenced operations on October 30, 2001. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund.

   Prior to October 30, 2002, the Fund invested substantially all of its assets in the BBH International Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objective as the Fund. On October 30, 2002, the Fund received its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. Subsequent to October 30, 2002, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market;
      (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of the foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.

   B. FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

   C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service.

   D. SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

   E. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

   F. INVESTMENT INCOME AND EXPENSES. Prior to October 30, 2002, the Fund recorded its share of income, expenses, realized and unrealized gain and loss from the Portfolio each day. In addition, the Fund accrued its own expenses.

   G. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year end. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

   H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. Effective October 30, 2002, the Fund entered into an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets. For the six months ended April 30, 2003, the Fund incurred $410,194 for advisory services.

   ADMINISTRATIVE FEES. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). Effective October 30, 2002, BBHTC receives a fee from the Fund for administration services calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Funds average daily net assets. Prior to October 30, 2002, BBHTC received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with BBH and Federated Services Company ("FSC") for which BBH and FSC receive such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the six months ended April 30, 2003, the Fund incurred $94,665 for administrative services.

   SHAREHOLDER SERVICING/ ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' average daily net assets. For the six months ended April 30, 2003, the fund incurred $115,387 for such services.

   CUSTODY FEES. The Fund has entered into an amended custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended April 30, 2003, the Fund incurred $62,920 for custody services.

   SECURITIES LENDING FEES. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security lent. For the six months ended April 30, 2003, the Fund paid $3,277 to BBH for security lending services.

   BOARD OF DIRECTORS' FEES. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2003, the Fund incurred $4,091 for these fees.

   EXPENSE PAYMENT FEE. BBHTC pays certain expenses of the Class I shares and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate Class I shares' expenses will not exceed 1.10% of Class I shares' average daily net assets. For the six months ended April 30, 2003, BBHTC incurred $170,975 in expenses, including investment advisory fees of $110,648 and custody fees of $16,885 paid to BBH on behalf of the Class I Shares.

3. INVESTMENT TRANSACTIONS. For the six months ended April 30, 2003, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $56,776,295 and $24,109,973, respectively. There were no purchases or sales of U.S. government obligations during the period.

4. SECURITIES ON LOAN. As of April 30, 2003, the Fund had securities on loan with an aggregate market value of $4,200,588. The Fund received $4,355,008 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's security lending procedures.

5. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as Class N shares of the Fund, and 25,000,000 shares have been classified as Class I shares of the Fund. Transactions in shares of capital stock were as follows:

                                               SHARES                               AMOUNT
                                    FOR THE SIX                          FOR THE SIX
                                   MONTHS ENDED        FOR THE           MONTHS ENDED        FOR THE
                                  APRIL 30, 2003      YEAR ENDED        APRIL 30, 2003      YEAR ENDED
                                    (UNAUDITED)    OCTOBER 31, 2002       (UNAUDITED)    OCTOBER 31, 2002
                                  --------------   ----------------     --------------   ----------------
CLASS N
Capital stock sold                    4,275,042        4,024,991        $  33,642,774     $   36,251,753
Capital stock issued in
   connection with reinvestment
   of dividends                           9,162                -               72,732                  -
Capital stock redeemed               (4,068,012)      (3,977,012)         (32,586,341)       (35,821,587)
                                     ----------       ----------        -------------     --------------
Net increase                            216,192           47,979        $   1,129,165     $      430,166
                                     ==========       ==========        =============     ==============

                                               SHARES                                AMOUNT
                                                       FOR THE                                 FOR THE
                                                     PERIOD FROM                              PERIOD FROM
                                                   OCTOBER 28, 2002                         OCTOBER 28, 2002
                                    FOR THE SIX     (COMMENCEMENT          FOR THE SIX      (COMMENCEMENT
                                   MONTHS ENDED     OF OPERATIONS)        MONTHS ENDED       OF OPERATIONS)
                                  APRIL 30, 2003       THROUGH           APRIL 30, 2003         THROUGH
                                    (UNAUDITED)     OCTOBER 31, 2002      (UNAUDITED)       OCTOBER 31, 2002
                                  --------------   -----------------     --------------     ----------------
CLASS I
Capital stock sold                   4,861,371         1,956,782          $  38,535,338       $ 15,321,601
Capital stock issued in
   connection with reinvestment
   of dividends                          1,085                 -                  8,637                  -
Capital stock redeemed                (353,331)                -             (2,858,451)                 -
                                     ---------         ---------          -------------       ------------
Net increase                         4,509,125         1,956,782          $  35,685,524       $ 15,321,601
                                     =========         =========          =============       ============

6. FEDERAL INCOME TAX STATUS. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryforward which expires as follows:

            EXPIRATION DATE                        AMOUNT
            ---------------                     ------------
           October 31, 2009                     $ 10,039,468
           October 31, 2010                       19,384,924
                                                ------------
                                                $ 29,424,392
                                                ============

   These amounts may be applied against any net taxable realized gain of each succeeding year until the earlier of its utilization or expiration.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

                         [BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]

SEMI-ANNUAL REPORT
APRIL 30, 2003

BBH TAX-EFFICIENT EQUITY FUND

BBH TAX-EFFICIENT EQUITY FUND

PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

    SHARES                                                             VALUE
    ------                                                             -----
             COMMON STOCKS (97.2%)
             BASIC MATERIALS (3.5%)
    33,514   E.I. DuPont de Nemours & Co.                          $   1,425,350
                                                                   -------------
             TOTAL BASIC MATERIALS                                     1,425,350
                                                                   -------------
             CAPITAL GOODS/DURABLES (4.8%)
    37,869   Dover Corp.                                               1,088,355
     9,960   General Electric Co.                                        293,322
     8,996   Illinois Tool Works, Inc.                                   575,564
                                                                   -------------
             TOTAL CAPITAL GOODS/DURABLES                              1,957,241
                                                                   -------------
             CONSUMER NON-DURABLES (7.2%)
    17,783   Avon Products, Inc.                                       1,034,437
    24,743   Coca-Cola Co.                                               999,617
    29,241   Gillette Co.                                                890,389
                                                                   -------------
             TOTAL CONSUMER NON-DURABLES                               2,924,443
                                                                   -------------
             ENERGY (3.6%)
     8,252   ChevronTexaco Corp.                                         518,308
    14,662   Exxon Mobil Corp.                                           516,103
    10,915   Royal Dutch Petroleum Co.                                   446,205
                                                                   -------------
             TOTAL ENERGY                                              1,480,616
                                                                   -------------
             FINANCE (27.4%)
    23,550   Chubb Corp.                                               1,245,560
    29,155   Citigroup, Inc.                                           1,144,334
    23,575   Fannie Mae                                                1,706,594
    23,950   Freddie Mac                                               1,386,705
    27,050   Hartford Financial Services Group, Inc.                   1,102,558
    52,107   J.P. Morgan Chase & Co.                                   1,529,340
    34,321   MBIA, Inc.                                                1,534,149
    43,242   St. Paul Companies, Inc.                                  1,484,930
                                                                   -------------
             TOTAL FINANCE                                            11,134,170
                                                                   -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    SHARES                                                             VALUE
    ------                                                             -----
             HEALTH CARE (17.0%)
    20,775   Amgen, Inc.(1)                                        $   1,273,715
    14,900   Eli Lilly & Co.                                             950,918
    12,508   Medtronic, Inc.                                             597,132
    32,688   Merck & Co., Inc.                                         1,901,788
    70,596   Pfizer, Inc.                                              2,170,827
                                                                   -------------
             TOTAL HEALTH CARE                                         6,894,380
                                                                   -------------
             RETAIL (10.1%)
    24,290   Costco Wholesale Corp.(1)                                   841,163
    38,350   Family Dollar Stores, Inc.                                1,311,186
    34,979   Wal-Mart Stores, Inc.                                     1,970,017
                                                                   -------------
             TOTAL RETAIL                                              4,122,366
                                                                   -------------
             SERVICES (9.3%)
    90,514   AOL Time Warner, Inc.(1)                                  1,238,231
    20,989   Cox Communications, Inc.(1)                                 694,736
    20,736   SBC Communications, Inc.                                    484,393
    14,215   Verizon Communications, Inc.                                531,357
    19,526   Viacom, Inc. (Class B)(1)                                   847,624
                                                                   -------------
             TOTAL SERVICES                                            3,796,341
                                                                   -------------
             TECHNOLOGY (13.2%)
    23,988   Computer Associates International, Inc.                     389,565
    41,990   Dell Computer Corp.(1)                                    1,213,931
    14,992   International Business Machines Corp.                     1,272,821
    63,288   Microsoft Corp.                                           1,618,274
    25,976   STMicroelectronics NV                                       534,846
    17,489   Texas Instruments, Inc.                                     323,371
                                                                   -------------
             TOTAL TECHNOLOGY                                          5,352,808
                                                                   -------------
             UTILITIES (1.1%)
    13,650   FirstEnergy Corp.                                           460,415
                                                                   -------------
             TOTAL UTILITIES                                             460,415
                                                                   -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT APRIL 30, 2003

                                                                       VALUE
                                                                       -----
TOTAL INVESTMENTS (IDENTIFIED COST $44,139,419)(2)        97.2%    $  39,548,130
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES             2.8         1,142,716
                                                         -----     -------------
NET ASSETS                                               100.0%    $  40,690,846
                                                         =====     =============

(1)  Non-income producing security.

(2) The aggregate cost for federal income tax purposes is $44,139,419, the aggregate gross unrealized appreciation is $1,380,607 and the aggregate gross unrealized depreciation is $5,971,896, resulting in net unrealized depreciation of $4,591,289.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX-EFFICIENT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (unaudited)

ASSETS:
   Investments in securities, at value (identified cost $44,139,419)     $    39,548,130
   Cash                                                                          696,790
   Receivables for:
     Capital stock sold                                                          442,752
     Dividends                                                                    52,194
                                                                         ---------------
       TOTAL ASSETS                                                           40,739,866
                                                                         ---------------

LIABILITIES:
   Payables for:
     Expense payment fee                                                          25,447
     Capital stock redeemed                                                       18,775
     Administrative fees                                                           4,798
                                                                         ---------------
       TOTAL LIABILITIES                                                          49,020
                                                                         ---------------

NET ASSETS                                                               $    40,690,846
                                                                         ===============
Net Assets Consist of:
   Paid-in capital                                                       $    58,134,857
   Undistributed net investment income                                            63,312
   Accumulated net realized loss on investments and futures contracts        (12,916,034)
   Net unrealized depreciation on investments                                 (4,591,289)
                                                                         ---------------

Net Assets                                                               $    40,690,846
                                                                         ===============

NET ASSET VALUE AND OFFERING PRICE PER CLASS N SHARE
   ($40,690,846 DIVIDED BY 5,016,985 shares)                             $          8.11
                                                                         ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX-EFFICIENT EQUITY FUND

STATEMENT OF OPERATIONS
For the six months ended April 30, 2003 (unaudited)

NET INVESTMENT INCOME:
   INCOME:
     Dividends (net of foreign withholdings taxes of $1,650)             $       414,710
                                                                         ---------------
   EXPENSES:
     Expense payment fee                                                         272,422
     Administrative fees                                                          38,917
                                                                         ---------------
       TOTAL EXPENSES                                                            311,339
                                                                         ---------------
   NET INVESTMENT INCOME                                                         103,371
                                                                         ---------------

NET REALIZED AND UNREALIZED GAIN:
   Net realized loss on investments                                           (3,290,484)
   Net change in unrealized appreciation (depreciation) on investments         4,349,978
                                                                         ---------------
       NET REALIZED AND UNREALIZED GAIN                                        1,059,494
                                                                         ---------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $     1,162,865
                                                                         ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX-EFFICIENT EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE SIX
                                                                    MONTHS ENDED        FOR THE
                                                                   APRIL 30, 2003      YEAR ENDED
                                                                    (UNAUDITED)     OCTOBER 31, 2002
                                                                  ---------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment income                                        $       103,371   $         73,628
     Net realized loss on investments                                  (3,290,484)        (3,963,800)
     Net change in unrealized appreciation (depreciation)
       on investments                                                   4,349,978         (5,528,954)
                                                                  ---------------   ----------------
     Net increase (decrease) in net assets resulting from
       operations                                                       1,162,865         (9,419,126)
                                                                  ---------------   ----------------

   Distributions to Class N shareholders:                                (113,687)                 -
                                                                  ---------------   ----------------
   Capital stock transactions:
     Net proceeds from sales of capital stock                           6,135,316         59,142,296
     Net asset value of capital stock issued to shareholders
       in reinvestment of distributions                                    85,776                  -
     Net cost of capital stock redeemed                               (49,186,535)        (7,949,222)
                                                                  ---------------   ----------------
       Net increase (decrease) in net assets resulting from
         capital stock transactions                                   (42,965,443)        51,193,074
                                                                  ---------------   ----------------
       Total increase (decrease) in net assets                        (41,916,265)        41,773,948

NET ASSETS:
   Beginning of year                                                   82,607,111         40,833,163
                                                                  ---------------   ----------------
   END OF PERIOD (including undistributed net investment
     income of $63,312 and $73,628, respectively)                 $    40,690,846   $     82,607,111
                                                                  ===============   ================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX-EFFICIENT EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

                                                                                                        FOR THE PERIOD FROM
                                         FOR THE SIX                                                     NOVEMBER 2, 1998
                                        MONTHS ENDED            FOR THE YEARS ENDED OCTOBER 31,            (COMMENCEMENT
                                       APRIL 30, 2003       ---------------------------------------      OF OPERATIONS) TO
                                         (UNAUDITED)           2002          2001           2000          OCTOBER 31, 1999
                                       --------------       ----------    ----------     ----------     -------------------
Net asset value, beginning of period   $         7.79       $     9.46    $    13.52     $    12.80     $             10.00
Income from investment operations:
   Net investment income (loss)                  0.02             0.01         (0.02)         (0.04)                  (0.03)
   Net realized and unrealized
     gain (loss)                                 0.31            (1.68)        (3.97)          0.76                    2.83

Less dividends and distributions:
   From net investment income                   (0.01)               -             -              -                       -
   From net realized gains                          -                -         (0.07)             -                       -
                                       --------------       ----------    ----------     ----------     -------------------
Net asset value, end of period         $         8.11       $     7.79    $     9.46     $    13.52     $             12.80
                                       ==============       ==========    ==========     ==========     ===================

Total return                                     3.72%          (17.65)%      (29.65)%         5.62%                  28.00%

Ratios/Supplemental Data:
   Net assets, end of period
     (000's omitted)                   $       40,691       $   82,607    $   40,833     $   51,765     $            36,498
   Expenses as a percentage of
     average net assets(1)                       1.20%(2)         1.20%         1.20%          1.20%                   1.20%(2)
   Ratio of net investment
     income (loss) to average
     net assets                                  0.40%(2)         0.17%        (0.21)%        (0.30)%                 (0.25)%(2)
   Portfolio turnover rate                         43%(2)           33%           53%            67%                     37%(2)

----------
(1)  Had the expense reimbursement agreement not been in place, the ratio of expenses to average net assets would have been as follows:
                                                 1.37%(2)         1.43%         1.46%          1.35%                   1.29%(2)
(2)  Annualized.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX-EFFICIENT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Tax-Efficient Equity Fund, formerly The 59 Wall Street Tax-Efficient Equity Fund, (the "Fund") is a separate, diversified series of BBH Fund, Inc., formerly The 59 Wall Street Fund, Inc., (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". As of April 30, 2003, there were no Class I shares outstanding.

    The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

    A. VALUATION OF INVESTMENTS. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

    B. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

    C. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets and Liabilities based upon their tax reclassifications. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

    D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

2.  TRANSACTIONS WITH AFFILIATES.

    INVESTMENT ADVISORY FEES. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets.

    ADMINISTRATIVE FEES. The Corporation has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with BBH and Federated Services Company ("FSC") for which BBH and FSC receive such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the six months ended April 30, 2003, the Fund incurred $38,917 for administrative services.

    CUSTODY FEES. The Corporation has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. Custody fees were reduced by $5,057 as a result of an expense arrangement with the Fund's custodian.

    SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' average daily net assets.

    EXPENSE PAYMENT FEE. BBHTC pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 1.20% of the Fund's average daily net assets. For the six months ended April 30, 2003, BBHTC incurred $321,198 in expenses, including investment advisory fees of $168,642, shareholder servicing/eligible institution fees of $64,862 and custody fees of $18,363 paid to BBH on behalf of the Fund. The Fund's expense payment fee agreement will terminate on December 31, 2004.

3. INVESTMENT TRANSACTIONS. For the six months ended April 30, 2003, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $10,569,630 and $51,308,400, respectively. For that same period, the Fund paid brokerage commissions of $302 to BBH for transactions executed on its behalf.

4. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as Class N shares of the Fund and 25,000,000 shares have been classified as Class I shares of the Fund. There have been no transactions in Class I shares of capital stock as of April 30, 2003. Transactions in Class N shares of capital stock were as follows:

                                                                          FOR THE SIX
                                                                          MONTHS ENDED          FOR THE
                                                                         APRIL 30, 2003       YEAR ENDED
                                                                          (UNAUDITED)       OCTOBER 31, 2002
                                                                         ---------------    ----------------
Capital stock sold                                                             782,372           7,190,986
Capital stock issued in connection with reinvestment of distributions           11,022                   -
Capital stock redeemed                                                      (6,379,472)           (903,951)
                                                                            ----------          ----------
Net increase (decrease)                                                     (5,586,078)          6,287,035
                                                                            ==========          ==========

5. FEDERAL INCOME TAX STATUS. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryforward which expires as follows:

               EXPIRATION DATE              AMOUNT
               ----------------          ------------
               October 31, 2009          $  5,289,157
               October 31, 2010             4,027,806
                                         ------------
                                         $  9,316,963
                                         ============

These amounts may be applied against any net taxable realized gain of each succeeding year until the earlier of its utilization or expiration.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

[BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]

SEMI-ANNUAL REPORT

APRIL 30, 2003

BBH BROAD MARKET FIXED INCOME FUND

BBH BROAD MARKET FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

  PRINCIPAL                                                                       MATURITY       INTEREST
   AMOUNT                                                                           DATE           RATE            VALUE
-------------                                                                  -------------   -------------   -------------
                ASSET BACKED SECURITIES (15.5%)

$   1,000,000   Advanta Business Card Master Trust                                  07/21/03           1.454%  $   1,000,051
      430,242   Americredit Automobile Receivables Trust                            02/05/05           7.050         431,702
    3,535,000   California Infrastructure                                           09/25/08           6.310       3,836,182
    1,465,000   Capital One Master Trust                                            03/16/09           5.450       1,574,871
    1,040,000   Citibank Credit Card Issuance Trust                                 09/15/05           7.050       1,146,594
    1,280,000   Citibank Credit Card Issuance Trust                                 09/15/07           7.450       1,406,192
    1,925,000   General Motors Acceptance Corp.                                     07/15/05           7.500       2,060,045
    1,260,000   MBNA Credit Card Master Note Trust                                  12/15/08           6.550       1,361,332
    3,532,000   MBNA Master Credit Card Trust                                       02/15/12           7.000       4,092,197
    3,153,587   Morgan Stanley Capital I                                            11/15/31           5.910       3,388,790
    3,500,000   Peco Energy Transition Trust                                        12/31/10           6.520       4,027,548
    2,575,000   Public Service New Hampshire Funding LLC                            05/01/15           6.480       2,989,018
    1,875,000   West Penn Funding LLC                                               12/25/08           6.980       2,165,168
    1,800,000   WFS Financial Owner Trust                                           09/20/10           2.740       1,816,851
    1,865,000   Whole Auto Loan Trust                                               04/15/09           3.040       1,907,665
                                                                                                               -------------
                TOTAL ASSET BACKED SECURITIES
                (IDENTIFIED COST $32,239,377)                                                                     33,204,206
                                                                                                               -------------

                COLLATERALIZED MORTGAGE BACKED SECURITIES (2.0%)

    1,540,000   GMAC Mortgage Corp. Loan Trust                                      06/25/25           3.140       1,551,844
    2,630,000   Lehman Brothers-UBS Commerical Mortgage
                Trust 2002-C7                                                       12/15/12           4.960       2,719,021
                                                                                                               -------------
                TOTAL COLLATERALZIED MORTGAGE BACKED SECURITIES
                (IDENTIFIED COST $4,184,504)                                                                       4,270,865
                                                                                                               -------------

                CORPORATE BONDS (57.6%)

      500,000   Abbey National, Plc.                                                10/26/29           7.950         626,319
    2,750,000   ABN Amro Bank NV (Chicago)                                          05/31/05           7.250       3,035,282
    1,420,000   ABN Amro Bank NV (Chicago)                                          06/18/07           7.125       1,632,639
      268,000   Abraxas Petroleum Corp.(1)                                          05/01/07          11.500         115,240
       66,000   Actuant Corp.                                                       05/01/09          13.000          77,220
      598,000   Adelphia Communications Corp.(2)                                    03/01/07           9.875         293,020
      150,000   Advanced Medical Optics, Inc.                                       07/15/10           9.250         159,000
       36,000   AKI, Inc.                                                           07/01/08          10.500          36,000

         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL

  PRINCIPAL                                                                       MATURITY       INTEREST
   AMOUNT                                                                           DATE           RATE            VALUE
-------------                                                                  -------------   -------------   -------------
                CORPORATE BONDS (CONTINUED)

$     775,000   Alcoa, Inc.                                                         08/01/10           7.375%  $     919,031
      350,000   Alliance Gaming Corp.                                               08/01/07          10.000         365,750
      765,000   Alliant Energy Corp.                                                12/01/11           7.000         771,799
      300,000   Allied Waste Industries, Inc.                                       08/01/09          10.000         320,625
    1,240,000   Allstate Corp.                                                      05/01/05           7.875       1,380,534
      350,000   Alltel Corp.                                                        09/15/05           6.750         386,934
      266,000   AMC Entertainment, Inc.                                             03/15/09           9.500         275,310
    1,000,000   Amerada Hess Corp.                                                  10/01/29           7.875       1,189,604
      970,000   American General Finance Corp.                                      06/12/06           5.910       1,054,211
      960,000   American Home Products Corp.                                        03/15/11           6.700       1,102,272
      300,000   American Media Operations, Inc.                                     05/01/09          10.250         325,500
      275,000   AmeriPath, Inc.(1)                                                  04/01/13          10.500         291,500
      990,000   Anadarko Petroleum Corp.                                            03/15/12           6.125       1,098,792
      700,000   Apache Corp.                                                        07/01/19           7.625         842,637
      675,000   Archer Daniels-Midland Co.                                          02/01/31           7.000         807,202
      500,000   Aristar, Inc.                                                       06/15/06           7.250         566,714
      425,000   AT&T Corp.                                                          11/15/11           7.800         466,319
      525,000   AT&T Wireless Services, Inc.                                        03/01/11           7.875         604,855
      700,000   AXA Financial, Inc.                                                 08/01/10           7.750         817,203
      475,000   Baker Hughes, Inc.                                                  01/15/29           6.875         537,190
    1,730,000   Bank of America Corp.                                               10/15/06           4.750       1,848,382
    1,000,000   BB&T Corp.                                                          10/01/12           4.750       1,016,449
      880,000   Bear Stearns Co., Inc.                                              12/07/09           7.625       1,049,680
    1,200,000   Bellsouth Capital Funding                                           02/15/10           7.750       1,459,884
    1,000,000   Boeing Capital Corp.                                                09/27/10           7.375       1,136,571
    1,620,000   Boston Scientific Corp.                                             03/15/05           6.625       1,724,160
      680,000   Brascan Corp.                                                       06/15/12           7.125         742,612
    1,145,000   Bristol-Myers Squibb Co.                                            10/01/06           4.750       1,216,690
      212,000   BWAY Corp.(1)                                                       10/15/10          10.000         220,480
      500,000   Calpine Canada Holdings, Ltd.                                       05/01/08           8.500         368,750
      570,000   Campbell Soup Co.                                                   03/15/07           5.500         619,308
      193,000   Canwest Media, Inc.                                                 05/15/11          10.625         220,020
      340,000   Carmike Cinemas, Inc.                                               02/01/09          10.375         345,525
      485,000   Caterpillar, Inc.                                                   07/15/28           6.625         549,501
       25,000   CB Browning Ferris                                                  09/15/35           7.400          23,250

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT APRIL 30, 2003

  PRINCIPAL                                                                       MATURITY       INTEREST
   AMOUNT                                                                           DATE           RATE            VALUE
-------------                                                                  -------------   -------------   -------------
                CORPORATE BONDS (CONTINUED)

$     525,000   Cendant Corp.                                                       01/15/13           7.375%  $     585,267
      740,000   Centex Corp.                                                        02/01/11           7.875         873,256
      150,000   Chumash Casino & Resort(1)                                          07/15/10           9.000         160,500
      610,000   Cincinnati Gas & Electric Co.                                       09/15/12           5.700         650,608
      630,000   CIT Group, Inc.                                                     05/17/04           5.625         650,731
    2,000,000   Citigroup, Inc.                                                     03/15/04           5.800       2,075,368
    1,530,000   Citigroup, Inc.                                                     02/21/12           6.000       1,704,377
      340,000   Coastal Corp.                                                       09/01/08           7.625         304,300
      480,000   Coca-Cola Co.                                                       09/15/28           6.750         546,413
      200,000   Coinmach Corp.                                                      02/01/10           9.000         213,000
      100,000   Collins & Aikman Floorcoverings, Inc.                               02/15/10           9.750         100,875
      570,000   Comcast Cable Communications, Inc.                                  01/30/06           6.375         617,842
      690,000   Computer Science Corp.                                              06/15/11           7.375         805,135
      710,000   Constellation Energy Group, Inc.                                    04/01/07           6.350         785,508
      150,000   Corus Entertainment, Inc.                                           03/01/12           8.750         161,250
    2,030,000   Countrywide Home Loans, Inc.                                        06/15/04           5.250       2,109,560
      100,000   Coventry Health Care, Inc.                                          02/15/12           8.125         107,250
    1,055,000   Credit Suisse FB USA, Inc.                                          08/01/06           5.875       1,152,807
      385,000   CSC Holdings, Inc.                                                  10/01/07          11.750         403,288
    1,200,000   Dell Computer Corp.                                                 04/15/28           7.100       1,395,496
      440,000   Deutsche Telekom AG                                                 06/15/10           8.500         530,354
      255,000   Dex Media East LLC                                                  11/15/12          12.125         303,450
      680,000   Dial Corp.                                                          08/15/06           7.000         751,270
      780,000   Dow Chemical Co.                                                    02/01/11           6.125         839,052
      400,000   Duke Energy Field Services Corp.                                    11/15/06           5.750         421,898
      510,000   EchoStar Communications Corp.                                       01/01/07           4.875         507,450
      170,000   El Paso Corp.                                                       02/01/08           6.625         148,750
      890,000   Electronic Data Systems (EDS)                                       10/15/09           7.125         961,200
      240,000   FirstEnergy Corp.                                                   11/15/06           5.500         253,609
    2,100,000   Ford Motor Credit Co.                                               02/01/06           6.875       2,172,456
      300,000   Fort James Corp.                                                    11/15/21           9.250         285,000
      355,000   France Telecom                                                      03/01/11           9.250         434,150
    1,890,000   General Electric Capital Corp.                                      06/15/12           6.000       2,085,558
    1,060,000   Goldman Sachs Group, Inc.                                           01/15/12           6.600       1,195,064
      490,000   Goodrich Corp.                                                      12/15/12           7.625         532,176

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                                       MATURITY       INTEREST
   AMOUNT                                                                           DATE           RATE            VALUE
-------------                                                                  -------------   -------------   -------------
                CORPORATE BONDS (CONTINUED)

$     150,000   Graphic Packaging Corp.                                             02/15/12           8.625%  $     157,500
      630,000   Harman International Industries, Inc.                               02/15/07           7.125         679,239
      392,000   HCA, Inc.                                                           02/01/11           7.875         441,185
    1,300,000   Hewlett-Packard Co.                                                 06/15/05           7.150       1,431,046
      150,000   Hockey Co.                                                          04/15/09          11.250         163,875
      200,000   Hornbeck Offshore Services, Inc.                                    08/01/08          10.625         216,000
      170,000   Houghton Mifflin Co.(1)                                             02/01/11           8.250         180,625
      100,000   Houghton Mifflin Co.(1)                                             02/01/13           9.875         108,000
      735,000   Hydro-Quebec                                                        12/01/29           8.500       1,039,971
      255,000   Illinois Power Co.(1)                                               12/15/10          11.500         285,600
      250,000   IMC Global, Inc.                                                    06/01/11          11.250         283,750
      385,000   Insight Communications Co., Inc.(3)                                 02/15/11          12.250         303,188
      300,000   Insight Midwest LP                                                  11/01/10          10.500         332,250
    1,365,000   International Flavors & Fragrances, Inc.                            05/15/06           6.450       1,493,339
      300,000   JLG Industries, Inc.                                                06/15/12           8.375         282,000
    1,280,000   John Hancock Financial Services, Inc.                               12/01/08           5.625       1,374,467
      300,000   John Q. Hammons Hotels, Inc.                                        05/15/12           8.875         310,500
      102,000   Jostens, Inc.                                                       05/01/10          12.750         121,890
    1,290,000   JP Morgan & Co., Inc.                                               02/25/04           5.750       1,333,833
      615,000   JP Morgan Chase & Co.                                               05/30/07           5.250         667,278
      102,000   Kansas Gas & Electric Co.                                           03/29/16           8.290         102,893
      520,000   Key Bank NA                                                         02/01/11           7.000         607,058
    1,230,000   Keyspan Corp.                                                       11/15/10           7.625       1,485,517
      840,000   Kinder Morgan, Inc.                                                 03/15/11           6.750         955,307
    1,550,000   Lasmo (USA), Inc.                                                   06/30/06           7.500       1,796,419
      300,000   Lear Corp.                                                          05/15/09           8.110         337,500
    1,645,000   Lehman Brothers Holdings                                            02/05/06           6.625       1,826,416
    1,508,000   Lowe's Co., Inc.                                                    06/01/10           8.250       1,865,076
      565,000   Marathon Oil Corp.                                                  02/01/06           6.650         627,275
    1,170,000   Masco Corp.                                                         05/03/04           6.000       1,216,465
      510,000   May Department Stores Co.                                           05/15/29           8.750         650,774
      740,000   MBNA America Bank                                                   06/15/12           6.625         806,801
      250,000   Mediacom Broadband LLC                                              07/15/13          11.000         284,375
    1,240,000   Metropolitan Life Insurance Co. (MetLife)                           12/01/11           6.125       1,369,726
      102,000   Michael Foods, Inc.                                                 04/01/11          11.750         116,280

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                                       MATURITY       INTEREST
   AMOUNT                                                                           DATE           RATE            VALUE
-------------                                                                  -------------   -------------   -------------
                CORPORATE BONDS (CONTINUED)

$     170,000   Mirant America LLC                                                  05/01/06           7.625%  $     146,200
      255,000   Mirant America LLC                                                  10/01/08           7.200         183,600
    1,450,000   Mohawk Industies, Inc.                                              04/15/07           6.500       1,602,618
      255,000   Mohegan Tribal Gaming Authority                                     04/01/12           8.000         269,025
      255,000   Moog, Inc.                                                          05/01/06          10.000         255,000
      125,000   Moore North America Finance, Inc.(1)                                01/15/11           7.875         133,125
    1,480,000   Morgan Stanley                                                      04/01/12           6.600       1,675,456
      320,000   Motorola, Inc.                                                      11/15/10           7.625         356,000
      680,000   Murphy Oil Corp.                                                    05/01/29           7.050         770,455
    1,390,000   National Rural Utilities                                            05/15/06           6.000       1,526,203
      455,000   News America, Inc.                                                  01/09/08           6.625         501,993
      300,000   Nexstar Finance Holdings LLC                                        04/01/08          12.000         337,875
      425,000   Nextel Communications, Inc.                                         02/15/08           9.950         446,250
      390,000   NiSource Finance Corp.                                              11/15/10           7.875         471,766
      370,000   Orion Power Holdings, Inc.                                          05/01/10          12.000         401,450
      100,000   Park Place Entertainment Corp.                                      09/15/08           8.875         108,000
      416,000   Pegasus Satellite(3)                                                03/01/07          13.500         357,760
      255,000   Pemex Project Funding Master Trust                                  12/15/14           7.375         276,675
      170,000   Pep Boys                                                            07/07/06           6.920         159,588
      520,000   Pepsi Bottling Group, Inc.                                          03/01/29           7.000         616,309
    1,010,000   PNC Funding Corp.                                                   08/01/06           5.750       1,099,631
      750,000   PPL Energy Supply LLC                                               11/01/11           6.400         808,039
      393,000   Quebecor Media, Inc.(3)                                             07/15/11          13.750         316,365
      170,000   Quebecor Media, Inc.                                                07/15/11          11.125         192,950
      340,000   Qwest Services Corp.(1)                                             12/15/07          13.000         365,500
      100,000   Regal Cinemas, Inc.                                                 02/01/12           9.375         110,000
      300,000   Rent-A-Center, Inc.                                                 08/15/08          11.000         321,750
      325,000   Resorts International Hotel & Casino                                03/15/09          11.500         302,250
      340,000   Rexnord Corp.(1)                                                    12/15/12          10.125         365,500
      340,000   Riverwood International Corp.                                       04/01/08          10.875         351,050
      170,000   Riviera Holdings Corp.                                              06/15/10          11.000         159,800
      400,000   Rotech Healthcare, Inc.                                             04/01/12           9.500         406,000
       85,000   Sanmina-SCI Corp.(1)                                                01/15/10          10.375          96,900
    1,315,000   Sears Roebuk Acceptance(4)                                          02/01/11           7.000       1,414,586

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                                       MATURITY       INTEREST
   AMOUNT                                                                           DATE           RATE            VALUE
-------------                                                                  -------------   -------------   -------------
                CORPORATE BONDS (CONTINUED)

$     440,000   Sempra Energy                                                       02/01/13           6.000%  $     469,711
      166,000   Senior Housing Properties Trust                                     01/15/12           8.625         175,130
      392,000   Service Corp. International                                         06/01/06           7.200         392,000
      255,000   Six Flags, Inc.                                                     02/01/09           9.500         260,100
      170,000   Sonic Automotive, Inc.                                              05/07/09           5.250         150,450
      415,000   Southwestern Electric Power Co.                                     07/01/05           4.500         430,362
      415,000   Sprint Capital Corp.                                                01/30/11           7.625         446,125
      670,000   Sun Microsystems, Inc.                                              08/15/04           7.350         703,482
      800,000   Sunoco, Inc.                                                        04/01/11           6.750         873,066
      620,000   SunTrust Bank                                                       04/01/11           6.375         708,375
      290,000   SuperValu, Inc.                                                     08/01/09           7.875         324,905
      575,000   Target Corp.                                                        11/01/32           6.350         625,450
      255,000   TCI Communications, Inc.                                            03/31/27           9.650         283,729
      255,000   Teekay Shipping Corp.                                               02/01/08           8.320         272,850
      400,000   Tennessee Gas Pipeline Co.                                          06/15/32           8.375         412,000
    1,035,000   Textron Financial Corp.                                             06/01/07           5.875       1,082,929
      565,000   Times Mirror Co.                                                    10/15/09           7.450         679,269
    1,400,000   Torchmark Corp.                                                     12/15/06           6.250       1,531,951
      300,000   Town Sports International, Inc.(1)                                  04/15/11           9.625         315,000
      660,000   Toys "R" Us, Inc.(4)                                                08/01/11           7.625         684,555
      194,000   Tri-Union Development Corp.(2),(5)                                  06/01/06          12.500         151,320
       14,375   Tri-Union Development Corp.(2),(5)                                  06/01/06          12.500          11,213
      170,000   Tyco International Group SA                                         06/15/28           7.000         159,800
      340,000   Tyco International Group SA                                         08/01/06           5.800         334,900
      690,000   Tyson Foods, Inc.                                                   10/01/04           6.625         720,595
    1,370,000   U.S. Bancorp.                                                       03/15/08           3.125       1,355,853
      340,000   U.S. Industries, Inc.(1)                                            12/31/05          11.250         326,400
      300,000   United Rentals, Inc.                                                01/15/09           9.250         288,000
    1,010,000   Virginia Electric & Power Co.                                       03/31/06           5.750       1,090,915
      150,000   Vivendi Universal SA(1)                                             04/15/10           9.250         168,375
      975,000   Vodafone Group PLC                                                  02/15/05           7.625       1,072,062
    1,500,000   Wachovia Corp.                                                      11/01/06           4.950       1,613,389
      102,000   Weight Watchers International, Inc.                                 10/01/09          13.000         117,300

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES OR
  PRINCIPAL                                                                       MATURITY       INTEREST
   AMOUNT                                                                           DATE           RATE            VALUE
-------------                                                                  -------------   -------------   -------------
                CORPORATE BONDS (CONTINUED)

$     630,000   Wells Fargo Bank NA                                                 06/21/10           7.550%  $     765,352
      510,000   Weyerhaeuser Co.                                                    08/01/06           6.000         552,757
      200,000   William Carter Co.                                                  08/15/11          10.875         222,500
      170,000   Williams Companies, Inc.                                            01/15/06           6.750         164,050
      170,000   Williams Companies, Inc.                                            02/01/06           6.250         162,350
      425,000   Williams Companies, Inc.(1)                                         03/15/12           8.125         418,625
        8,000   WMX Technologies, Inc.                                              01/24/05           2.000           7,580
    1,060,000   York International Corp.                                            08/15/06           6.625       1,135,509
                                                                                                               -------------
                TOTAL CORPORATE BONDS
                (IDENTIFIED COST $116,778,040)                                                                   123,283,603
                                                                                                               -------------

                FOREIGN GOVERNMENT (0.2%)

      480,000   United Mexican States (Indentified cost $475,250)                   01/16/13           6.375         502,800
                                                                                                               -------------

                GOVERNMENT AGENCY (20.1%)

    5,000,000   Federal Home Loan Mortage Corp.                                     04/01/08           3.500       5,093,245
    3,000,000   Federal Home Loan Mortage Corp.                                     07/15/04           3.000       3,060,285
    5,000,000   Federal National Mortgage Assoc.                                    05/01/13           4.625       5,029,620
   10,000,000   U.S. Treasury Notes                                                 05/15/06           4.625      10,771,480
      404,383   U.S. Treasury Notes (TIPS)(6)                                       01/15/07           3.375         440,462
    8,000,000   U.S. Treasury Notes                                                 11/15/07           3.000       8,109,688
      520,000   U.S. Treasury Notes                                                 02/15/08           3.000         525,362
    2,176,040   U.S. Treasury Notes (TIPS)                                          01/15/10           4.250       2,508,737
    7,000,000   U.S. Treasury Bonds                                                 11/15/28           5.250       7,357,658
                                                                                                               -------------
                TOTAL GOVERNMENT AGENCY
                (IDENTIFIED COST $42,564,674)                                                                     42,896,537
                                                                                                               -------------

                MUNICIPAL BONDS (1.6%)

    3,000,000   Miami-Dade County, Florida, School Board
                (Certificates of Participation)
                (Identified cost $3,353,117)                                        08/01/27           5.000       3,320,280
                                                                                                               -------------

                WARRANTS, COMMON STOCKS AND PREFERRED STOCKS (0.4%)

       13,798   Abraxas Petroleum Corp. (Common Stock)(7)                                                              7,285
        1,500   CSC Holdings, Inc. (Preferred Stock)                                                                 156,750
          102   Jostens, Inc. (Warrants)(8),(9)                                                                        4,590

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES OR
  PRINCIPAL                                                                       MATURITY       INTEREST
   AMOUNT                                                                           DATE           RATE            VALUE
-------------                                                                  -------------   -------------   -------------
                WARRANTS, COMMON STOCKS AND PREFERRED STOCKS (CONTINUED)

$         816   TNP Enterprises, Inc. (Preferred Stock)(7),(8)                                                 $     673,200
           24   TNP Enterprises, Inc. (Warrants)(7),(8)                                                                  480
          230   Tribo Petroleum Corp. (Common Stock)(7),(8)                                                                -
          136   Tri-Union Development Corp. (Common Stock)(7),(8)                                                          1
                                                                                                               -------------
                TOTAL WARRANTS, COMMON STOCKS AND PREFERRED STOCKS
                (IDENTIFIED COST $689,014)                                                                           842,306
                                                                                                               -------------

                REPURCHASE AGREEMENT (1.3%)

    2,700,000   Bear Stearns & Co. (Agreement dated
                04/30/03 collateralized by $2,700,000 U.S. Treasury
                Strips 11.250%, due 8/15/07; $2,700,096 to be
                received upon maturity)
                (Identified cost $2,700,000)                                        05/01/03           1.280%      2,700,000
                                                                                                               -------------

TOTAL INVESTMENTS (IDENTIFIED COST $202,983,976)(9)                                                     98.7%  $ 211,020,597
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES                                                           1.3       2,844,672
                                                                                               -------------   -------------
NET ASSETS                                                                                             100.0%  $ 213,865,269
                                                                                               =============   =============

(1)  144A security.

(2)  Defaulted security, placed in non-accrual status.

(3) Security has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(4)  Security, or a portion thereof, on loan.

(5) Restricted security - Total market value of restricted securities owned at April 30, 2003 was $162,533, or 0.1% of net assets. Acquired from June 13, 2001 to December 3, 2002 at a cost of $186,613.

(6)  Security held as collateral on futures contracts.

(7)  Non-income producing security.

(8)  Illiquid security.

(9) The aggregate cost for federal income tax purposes is $202,983,976, the aggregate gross unrealized appreciation is $8,289,063, and the aggregate gross unrealized depreciation is $252,442, resulting in net unrealized appreciation of $8,036,621.

     (TIPS) - Treasury Inflation Protected Security.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH BROAD MARKET FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)

ASSETS:
  Investment in securities, at value (identified cost $202,983,976)                $   211,020,597
  Collateral for securities loaned, at fair value                                        2,001,323
  Receivables for:
    Investments sold                                                                     3,384,098
    Interest and other receivables                                                       3,028,007
    Capital stock sold                                                                   1,641,000
    Unrealized appreciation on swap agreements                                             309,448
                                                                                   ---------------
      TOTAL ASSETS                                                                     221,384,473
                                                                                   ---------------

LIABILITIES:
  Payable upon return of securities loaned                                               2,001,323
  Due to bank                                                                              401,202
  Payables for:
    Investments purchased                                                                4,066,745
    Dividends                                                                              936,412
    Expense payment fee                                                                     43,491
    Variation margin on future contracts                                                    33,985
    Administrative fees                                                                     26,046
    Capital stock redeemed                                                                  10,000
                                                                                   ---------------
      TOTAL LIABILITIES                                                                  7,519,204
                                                                                   ---------------

NET ASSETS                                                                         $   213,865,269
                                                                                   ===============

Net Assets Consist of:
  Paid-in capital                                                                  $   205,335,516
  Undistributed net investment income                                                      105,813
  Accumulated net realized gain on investments, futures contracts and swap
    agreements                                                                             405,766
  Net unrealized appreciation on investments, futures contracts and swap
    agreements                                                                           8,018,174
                                                                                   ---------------

Net Assets                                                                         $   213,865,269
                                                                                   ===============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
  ($106,220,681 DIVIDED BY 9,973,169 shares)                                       $         10.65
                                                                                   ===============

CLASS I SHARES
  ($107,644,588 DIVIDED BY 10,106,293 shares)                                      $         10.65
                                                                                   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH BROAD MARKET FIXED INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

NET INVESTMENT INCOME:
  INCOME:
    Interest and other income                                                      $     5,735,763
    Interest and other income allocated from Portfolio                                     879,025
    Expenses allocated from Portfolio                                                      (34,593)
                                                                                   ---------------
      TOTAL INCOME                                                                       6,580,195
                                                                                   ---------------

  EXPENSES:
    Expense payment fee                                                                    279,583
    Administrative fees                                                                    134,480
                                                                                   ---------------
      TOTAL EXPENSES                                                                       414,063
                                                                                   ---------------
  NET INVESTMENT INCOME                                                                  6,166,132
                                                                                   ---------------

NET REALIZED AND UNREALIZED GAIN:
  Net realized loss on investments, futures contracts and swap agreements                 (840,704)
  Net realized gain on investments, futures contracts and swap agreements
    allocated from Portfolio                                                               217,832
                                                                                   ---------------
    Net realized loss                                                                     (622,872)
  Net change in unrealized appreciation (depreciation) on investments, futures
    contacts and swap agreements                                                         8,675,031
                                                                                   ---------------
      NET REALIZED AND UNREALIZED GAIN                                                   8,052,159
                                                                                   ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $    14,218,291
                                                                                   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH BROAD MARKET FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                     FOR THE SIX
                                                                                    MONTHS ENDED          FOR THE
                                                                                   APRIL 30, 2003        YEAR ENDED
                                                                                     (UNAUDITED)      OCTOBER 31, 2002
                                                                                   ---------------    ----------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income                                                          $     6,166,132    $      4,136,908
    Net realized loss on investments, futures contracts
      and swap agreements                                                                 (622,872)           (336,831)
    Net change in unrealized appreciation (depreciation) on
      investments, futures contracts and swap agreements                                 8,675,031          (1,490,702)
                                                                                   ---------------    ----------------
    Net increase in net assets resulting from operations                                14,218,291           2,309,375
                                                                                   ---------------    ----------------

  Dividends and distributions declared:
    From net investment income
    Class N                                                                             (3,279,019)         (3,286,550)
    Class I                                                                             (2,823,297)                  -
                                                                                   ---------------    ----------------
      Total dividends and distributions declared                                        (6,102,316)         (3,286,550)
                                                                                   ---------------    ----------------

  Capital stock transactions:
    Net proceeds from sales of capital stock                                           139,230,406          55,595,889
    Net asset value of capital stock issued to shareholders
      in reinvestment of dividends and distributions                                     1,591,067             309,630
    Net cost of capital stock redeemed                                                 (29,524,762)        (17,447,802)
                                                                                   ---------------    ----------------
      Net increase in net assets resulting from capital
        stock transactions                                                             111,296,711          38,457,717
                                                                                   ---------------    ----------------
      Total increase in net assets                                                     119,412,686          37,480,542

NET ASSETS:
  Beginning of year                                                                     94,452,583          56,972,041
                                                                                   ---------------    ----------------
  END OF PERIOD (including undistributed net investment
    income of $105,813 and $41,997, respectively)                                  $   213,865,269    $     94,452,583
                                                                                   ===============    ================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH BROAD MARKET FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A CLASS N SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                              FOR THE PERIOD FROM
                                                     FOR THE SIX                               DECEMBER 22, 2000
                                                     MONTHS ENDED             FOR THE          (COMMENCEMENT OF
                                                    APRIL 30, 2003           YEAR ENDED         OPERATIONS) TO
                                                     (UNAUDITED)          OCTOBER 31, 2002     OCTOBER 31, 2001
                                                    --------------        ----------------    -------------------
Net asset value, beginning of period                 $      10.25           $      10.43         $      10.00
Income from investment operations:
  Net investment income                                      0.35(1)                0.46                 0.43
  Net realized and unrealized gain (loss)                    0.40                  (0.19)                0.46

Less dividends and distributions:
  From net investment income                                (0.35)                 (0.45)               (0.39)
  Return of capital                                             -                      -                (0.07)
                                                     ------------           ------------         ------------
Net asset value, end of period                       $      10.65           $      10.25         $      10.43
                                                     ============           ============         ============

Total return                                                 7.75%                  2.39%                9.01%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)          $    106,221           $     94,453         $     56,972
  Expenses as a percentage of average
    net assets(2)                                            0.55%(3)               0.55%                0.55%(3)
  Ratio of net investment income to average
    net assets                                               6.81%(3)               4.30%                4.99%(3)
  Portfolio turnover rate                                     252%(3),(4)            416%(5)              413%(5)

----------
(1)  Calculated using average shares outstanding for the year.

(2)  Had the expense payment agreement not been in place, the ratio of expenses
     to average net assets would have been as follows:       0.60%(3)               0.70%                0.74%(3)

(3)  Annualized.

(4) Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Portfolio in which the Fund invested through December 3, 2002.

(5)  Portfolio turnover rate is that of the Portfolio in which the Fund invests.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH BROAD MARKET FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA AND RATIOS FOR A CLASS I SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                            FOR THE PERIOD FROM
                                                             DECEMBER 3, 2002
                                                             (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                              APRIL 30, 2003
                                                                (UNAUDITED)
                                                            -------------------
Net asset value, beginning of period                           $      10.22
Income from investment operations:
  Net investment income                                                0.27(1)
  Net realized and unrealized gain                                     0.43

Less dividends and distributions:
  From net investment income                                          (0.27)
                                                               ------------
Net asset value, end of period                                 $      10.65
                                                               ============

Total return                                                           7.82%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)                    $    107,644
  Expenses as a percentage of average net assets(2)                    0.40%(3)
  Ratio of net investment income to average net assets                 6.31%(3)
  Portfolio turnover rate                                               252%(3),(4)

----------
(1)  Calculated using average shares outstanding for the year.

(2)  Had the expense payment agreement not been in place, the ratio of expenses
     to average net assets would have been as follows:                 0.45%(3)

(3)  Annualized.

(4) Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Portfolio in which the Fund invested through December 3, 2002.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH BROAD MARKET FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Broad Market Fixed Income Fund, formerly The 59 Wall Street Broad Market Fixed Income Fund, (the "Fund") is a separate diversified series of BBH Fund, Inc., formerly The 59 Wall Street Fund, Inc., (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on December 22, 2000. On August 6, 2002, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund.

   Prior to December 3, 2002, the Fund invested substantially all of its assets in the BBH Broad Market Fixed Income Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objective as the Fund. On December 3, 2002, the Fund received its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. Subsequent to December 3, 2002, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

      Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

   B. ACCOUNTING FOR INVESTMENTS. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund.

   C. INVESTMENT INCOME AND EXPENSES. Prior to December 3, 2002, the Fund recorded its share of income, expenses, realized and unrealized gain and loss from the Portfolio each day. In addition, the Fund accrued its own expenses.

   D. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

   E. SWAP AGREEMENT. The Fund may enter into swap agreements. A swap is an exchange of cash payments between the Fund and another party which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counter parties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Fund may use swaps to take a position on anticipated changes in the underlying financial index.

   F. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of Fund securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service.

   G. SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

   H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends to shareholders are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. Effective December 3, 2002, the Fund entered into an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.20% of the Fund's average daily net assets.

   ADMINISTRATIVE FEES. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). Effective December 3, 2002, BBHTC receives a fee from the Fund for administration services calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Funds average daily net assets. Prior to December 3, 2002, BBHTC received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.075% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with BBH and Federated Services Company ("FSC") for which BBH and FSC receive such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the six months ended April 30, 2003, the Fund incurred $134,480 for administrative services.

   SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH. Effective December 3, 2002, BBH receives a fee from the Fund for such services calculated daily and paid monthly at an annual rate equivalent to 0.15% of Class N shares' average daily net assets. Prior to December 3, 2002, BBH received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.05% of the Fund's average daily net assets.

   CUSTODY FEES. The Fund has entered into an amended custody agreement with BBH for which BBH receives a fee calculated and paid monthly. Custody fees for the Fund were reduced by $1,175 as a result of an expense offset arrangement with the Fund's custodian.

   SECURITIES LENDING FEES. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security lent. For the six months ended April 30, 2003, the Fund paid $341 to BBH for security lending services.

   EXPENSE PAYMENT FEE. BBHTC pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.55% of Class N shares' average daily net assets and 0.40% of Class I shares' average daily net assets. For the six months ended April 30, 2003, BBHTC incurred $353,424 in expenses, including investment advisory fees of $170,716, shareholder servicing/eligible institution fees specific to class N of $63,812 and custody fees of $60,174 paid to BBH on behalf of the Fund. The Fund's expense payment fee agreement will terminate on December 31, 2004.

3. INVESTMENT TRANSACTIONS. For the six months ended April 30, 2003, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $238,786,495 and $245,285,591, respectively.

4. SECURITIES ON LOAN. As of April 30, 2003, the Fund had securities on loan with an aggregate market value of $1,941,204. The Fund received $2,001,323 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's security lending procedures.

5. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as Class N shares of the Fund and 25,000,000 have been classified as Class I Shares of the Fund. Transactions in shares of capital stock were as follows:

                                                       SHARES                                            AMOUNT
                                         FOR THE SIX                                      FOR THE SIX
                                        MONTHS ENDED                FOR THE               MONTHS ENDED                FOR THE
                                       APRIL 30, 2003             YEAR ENDED             APRIL 30, 2003              YEAR ENDED
                                         (UNAUDITED)           OCTOBER 31, 2002           (UNAUDITED)             OCTOBER 31, 2002
                                       --------------          ----------------         ---------------           ----------------
CLASS N

Capital stock sold                        2,074,978                 5,431,234           $    21,772,432           $    55,595,889
Capital stock issued in
   connection with reinvestment
   of dividends                              38,446                    30,274                   402,501                   309,630
Capital stock redeemed                   (1,356,755)               (1,704,736)              (14,190,706)              (17,447,802)
                                         ----------                ----------           ---------------           ---------------
Net increase                                756,669                 3,756,772           $     7,984,227           $    38,457,717
                                         ==========                ==========           ===============           ===============

                                     FOR THE PERIOD FROM                              FOR THE PERIOD FROM
                                      DECEMBER 3, 2002                                 DECEMBER 3, 2002
                                      (COMMENCEMENT OF                                 (COMMENCEMENT OF
                                     OPERATIONS) THROUGH                              OPERATIONS) THROUGH
                                       APRIL 30, 2003                                   APRIL 30, 2003
                                         (UNAUDITED)                                      (UNAUDITED)
                                     -------------------                              -------------------
CLASS I

Capital stock sold                       11,454,304                                     $   117,457,974
Capital stock issued in
   connection with reinvestment
   of dividends                             113,059                                           1,188,566
Capital stock redeemed                   (1,461,070)                                        (15,334,056)
                                         ----------                                     ---------------
Net increase                             10,106,293                                     $   103,312,484
                                         ==========                                     ===============

6. FINANCIAL FUTURES CONTRACTS. As of April 30, 2003, the Fund held open futures contracts. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations under open futures contracts at April 30, 2003, is as follows:

                                                                                   UNREALIZED
                                                               BASE CONTRACT      APPRECIATION
POSITION     EXPIRATION DATE     CONTRACTS      NOTE/BOND          VALUE         (DEPRECIATION)
--------     ---------------     ---------  ----------------   -------------     --------------
Short         June 20, 2003         225     US Treasury Note   $  25,903,125       $ (50,391)

7. FEDERAL INCOME TAX STATUS. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryforward which expires as follows:

             EXPIRATION DATE                          AMOUNT
             ---------------                        ----------
             October 31, 2009                       $  115,464
             October 31, 2010                           11,471
                                                    ----------
                                                    $  126,935
                                                    ==========

   These amounts may be applied against any net taxable realized gain of each succeeding year until the earlier of its utilization or expiration.

8. CHANGE IN ACCOUNTING POLICY. The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies as revised, effective for its year beginning November 1, 2001. As required the Fund began amortizing premiums and discounts on debt securities using the effective yield method. Prior to this date, the Fund amortized premiums and discounts on debt securities using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but as shown below resulted in a $26,342 decrease in unrealized appreciation and a corresponding increase in undistributed net investment income based on securities held as of October 31, 2001.

                   UNREALIZED                      UNDISTRIBUTED
                  APPRECIATION                 NET INVESTMENT INCOME
                  ------------                 ---------------------
                   (26,342)                           26,342

   The effect of this change for the year ended October 31, 2002 was to make the following reclassifications:

                    INTEREST       NET REALIZED        UNREALIZED
                     INCOME            GAIN           APPRECIATION
                    --------       ------------       ------------
                    (28,678)          26,408             2,270

9. SWAP AGREEMENT. At April 30, 2003, the Fund had the following open swap agreement.

 NOTIONAL                                                                                UNREALIZED
  AMOUNT          DESCRIPTION                                                           DEPRECIATION
---------         -----------                                                           ------------
$ 8,000,000       Agreement with Merrill Lynch terminating July 3, 2003 to pay
                  3 month LIBOR plus 1.50% monthly and to receive the return on
                  the Merrill Lynch High Yield Master Index monthly.                    $    309,448
                                                                                        ------------

LIBOR - LONDON INTERBANK OFFER RATE

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.


                         [BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]

SEMI-ANNUAL REPORT
APRIL 30, 2003

BBH HIGH YIELD FIXED INCOME FUND

BBH HIGH YIELD FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

  PRINCIPAL                                                             MATURITY    INTEREST
   AMOUNT                                                                 DATE         RATE          VALUE
-------------                                                         -----------  -----------   --------------
               CORPORATE BONDS (85.4)
               AEROSPACE (1.0%)
$     990,000  Moog, Inc.                                              05/01/06         10.000%  $      990,000
                                                                                                 --------------
               APPAREL (0.8%)
      667,000  William Carter Co.                                      08/15/11         10.875          742,038
                                                                                                 --------------
               CHEMICALS (1.2%)
    1,000,000  IMC Global, Inc.                                        06/01/11         11.250        1,135,000
                                                                                                 --------------
               CONSUMER PRODUCTS (3.3%)
    1,464,000  AKI, Inc.                                               07/01/08         10.500        1,464,000
      150,000  Central Garden & Pet Co.                                02/01/13          9.125          160,500
      500,000  Hockey Co.                                              04/15/09         11.250          546,250
      898,000  Jostens, Inc.                                           05/01/10         12.750        1,073,110
                                                                                                 --------------
               TOTAL CONSUMER PRODUCTS                                                                3,243,860
                                                                                                 --------------
               ENERGY (5.4%)
      835,000  Abraxas Petroleum Corp.(1)                              05/01/07         11.500          359,050
    1,320,000  Coastal Corp.                                           09/01/08          7.625        1,181,400
      660,000  El Paso Corp.                                           02/01/08          6.625          577,500
      667,000  Hornbeck Offshore Services, Inc.                        08/01/08         10.625          720,360
      990,000  Pemex Project Funding Master Trust                      12/15/14          7.375        1,074,150
    1,710,000  Tri-Union Development Corp.(2),(3)                      06/01/06         12.500        1,333,800
      126,250  Tri-Union Development Corp.(2),(3)                      06/01/06         12.500           98,475
                                                                                                 --------------
               TOTAL ENERGY                                                                           5,344,735
                                                                                                 --------------
               FOOD & BEVERAGES (1.0%)
      898,000  Michael Foods, Inc.                                     04/01/11         11.750        1,023,720
                                                                                                 --------------
               HEALTH CARE (6.8%)
      500,000  Advanced Medical Optics, Inc.                           07/15/10          9.250          530,000
      334,000  Coventry Health Care, Inc.                              02/15/12          8.125          358,215
    1,347,000  HCA, Inc.                                               02/01/11          7.875        1,516,012
    1,334,000  Rotech Healthcare, Inc.                                 04/01/12          9.500        1,354,010
      668,000  Senior Housing Properties Trust                         01/15/12          8.625          704,740
    1,320,000  Tenet Healthcare Corp.                                  12/01/11          6.375        1,254,000
    1,000,000  Ventas Realty LP                                        05/01/09          8.750        1,062,500
                                                                                                 --------------
               TOTAL HEALTH CARE                                                                      6,779,477
                                                                                                 --------------
               MANUFACTURING (9.0%)
      583,000  Actuant Corp.                                           05/01/09         13.000          682,110
      826,000  BWAY Corp.(1)                                           10/15/10         10.000          859,040
      334,000  Collins & Aikman Floorcoverings, Inc.                   02/15/10          9.750          336,922
    1,000,000  JLG Industries, Inc.                                    06/15/12          8.375          940,000
    1,000,000  Lear Corp.                                              05/15/09          8.110        1,125,000
    1,320,000  Rexnord Corp.(1)                                        12/15/12         10.125        1,419,000
      330,000  Sanmina-SCI Corp.(1)                                    01/15/10         10.375          376,200
    1,320,000  Tyco International Group SA                             08/01/06          5.800        1,300,200
      660,000  Tyco International Group SA                             06/15/28          7.000          620,400
    1,320,000  U.S. Industries, Inc.(1)                                12/31/05         11.250        1,267,200
                                                                                                 --------------
               TOTAL MANUFACTURING                                                                    8,926,072
                                                                                                 --------------
               MEDIA (17.6%)
    1,436,000  Adelphia Communications Corp.(3)                        03/01/07          9.875          703,640
    1,000,000  American Media Operations, Inc.                         05/01/09         10.250        1,085,000
      674,000  Canwest Media, Inc.                                     05/15/11         10.625          768,360
      500,000  Corus Entertainment, Inc.                               03/01/12          8.750          537,500

   The accompanying notes are an integral part of these financial statements.

   PRINCIPAL                                                           MATURITY     INTEREST
    AMOUNT                                                               DATE         RATE           VALUE
-------------                                                         -----------  -----------   --------------
               CORPORATE BONDS (CONTINUED)
               MEDIA (CONTINUED)
$   1,330,000  CSC Holdings, Inc.                                      10/01/07         11.750%  $    1,393,175
      990,000  Dex Media East LLC                                      11/15/12         12.125        1,178,100
    1,980,000  EchoStar Communications Corp.                           01/01/07          4.875        1,970,100
      660,000  Houghton Mifflin Co.(1)                                 02/01/11          8.250          701,250
      398,000  Houghton Mifflin Co.(1)                                 02/01/13          9.875          429,840
    1,330,000  Insight Communications Co., Inc.(4)                     02/15/11         12.250        1,047,375
    1,000,000  Insight Midwest LP                                      11/01/10         10.500        1,107,500
      833,000  Mediacom Broadband LLC                                  07/15/13         11.000          947,538
    1,000,000  Nexstar Finance Holdings LLC                            04/01/08         12.000        1,126,250
    1,668,000  Pegasus Satellite(4)                                    03/01/07         13.500        1,434,480
    1,347,000  Quebecor Media, Inc.(4)                                 07/15/11         13.750        1,084,335
      660,000  Quebecor Media, Inc.                                    07/15/11         11.125          749,100
    1,191,000  Renaissance Media Group, Inc.(4)                        04/15/08         10.000        1,119,540
                                                                                                 --------------
               TOTAL MEDIA                                                                           17,383,083
                                                                                                 --------------
               PAPER/ FOREST PRODUCTS (1.9%)
      500,000  Graphic Packaging Corp.                                 02/15/12          8.625          525,000
    1,320,000  Riverwood International Corp.                           04/01/08         10.875        1,362,900
                                                                                                 --------------
               TOTAL PAPER/ FOREST PRODUCTS                                                           1,887,900
                                                                                                 --------------
               RECREATIONAL (8.3%)
    1,167,000  Alliance Gaming Corp.                                   08/01/07         10.000        1,219,515
    1,115,000  AMC Entertainment, Inc.                                 03/15/09          9.500        1,154,025
    1,320,000  Carmike Cinemas, Inc.                                   02/01/09         10.375        1,341,450
      500,000  Chumash Casino & Resort(1)                              07/15/10          9.000          535,000
      990,000  Mohegan Tribal Gaming Authority                         04/01/12          8.000        1,044,450
      333,000  Park Place Entertainment Corp.                          09/15/08          8.875          359,640
      334,000  Regal Cinemas, Inc.                                     02/01/12          9.375          367,400
      660,000  Resorts International Hotel & Casino                    03/15/09         11.500          613,800
      660,000  Riviera Holdings Corp.                                  06/15/10         11.000          620,400
      990,000  Six Flags, Inc.                                         02/01/09          9.500        1,009,800
                                                                                                 --------------
               TOTAL RECREATIONAL                                                                     8,265,480
                                                                                                 --------------
               RETAIL (2.3%)
      660,000  Pep Boys                                                07/07/06          6.920          619,575
    1,000,000  Rent-A-Center, Inc.                                     08/15/08         11.000        1,072,500
      660,000  Sonic Automotive, Inc.                                  05/07/09          5.250          584,100
                                                                                                 --------------
               TOTAL RETAIL                                                                           2,276,175
                                                                                                 --------------
               SERVICES (7.5%)
    1,925,000  Allied Waste Industries, Inc.                           08/01/09         10.000        2,057,344
      225,000  CB Browning Ferris                                      09/15/35          7.400          209,250
      667,000  Coinmach Corp.                                          02/01/10          9.000          710,355
    1,347,000  Service Corp. International                             06/01/06          7.200        1,347,000
      990,000  Teekay Shipping Corp.                                   02/01/08          8.320        1,059,300
    1,000,000  United Rentals, Inc.                                    01/15/09          9.250          960,000
      898,000  Weight Watchers International, Inc.                     10/01/09         13.000        1,032,700
       81,000  WMX Technologies, Inc.                                  01/24/05          2.000           76,747
                                                                                                 --------------
               TOTAL SERVICES                                                                         7,452,696
                                                                                                 --------------
               TELECOMMUNICATIONS (6.3%)
    1,650,000  Nextel Communications, Inc.                             02/15/08          9.950        1,732,500
    1,320,000  Qwest Services Corp.(1)                                 12/15/07         13.000        1,419,000
      990,000  TCI Communications, Inc.                                03/31/27          9.650        1,101,534
    2,000,000  US West Communications, Inc.                            11/01/04          7.200        2,020,000
                                                                                                 --------------
               TOTAL TELECOMMUNICATIONS                                                               6,273,034
                                                                                                 --------------

   The accompanying notes are an integral part of these financial statements.

   SHARES OR
   PRINCIPAL                                                           MATURITY     INTEREST
    AMOUNT                                                               DATE         RATE            VALUE
-------------                                                         -----------  -----------   --------------
               CORPORATE BONDS (CONTINUED)
               UTILITIES/ POWER (13.0%)
$   2,000,000  Calpine Canada Holdings, Ltd.                           05/01/08          8.500%  $    1,475,000
      990,000  Illinois Power Co.(1)                                   12/15/10         11.500        1,108,800
      898,000  Kansas Gas & Electric Co.                               03/29/16          8.290          905,858
      660,000  Mirant Americas LLC                                     05/01/06          7.625          567,600
      990,000  Mirant Americas LLC                                     10/01/08          7.200          712,800
    1,000,000  Mirant Americas LLC                                     05/01/31          9.125          660,000
    2,460,000  Orion Power Holdings, Inc.                              05/01/10         12.000        2,669,100
    1,000,000  PG&E National Energy Group(2)                           05/16/11         10.375          530,000
    1,334,000  Tennessee Gas Pipeline Co.                              06/15/32          8.375        1,374,020
      660,000  Williams Companies, Inc.                                01/15/06          6.750          636,900
      660,000  Williams Companies, Inc.                                02/01/06          6.250          630,300
    1,675,000  Williams Companies, Inc.(1)                             03/15/12          8.125        1,649,875
                                                                                                 --------------
               TOTAL UTILITIES/ POWER                                                                12,920,253
                                                                                                 --------------
               TOTAL CORPORATE BONDS (IDENTIFIED COST $75,640,561)                                   84,643,523
                                                                                                 --------------
               WARRANTS, COMMON STOCKS AND PREFERRED STOCKS (3.3%)
       42,963  Abraxas Petroleum Corp. (Common Stock)(5)                                                 22,684
        5,000  CSC Holdings, Inc. (Preferred Stock)                                                     522,500
          898  Jostens, Inc. (Warrants)(5),(6)                                                           40,410
        3,166  TNP Enterprises, Inc. (Preferred Stock)(5),(6)                                         2,611,950
          976  TNP Enterprises, Inc. (Warrants)(5),(6)                                                   19,520
        2,020  Tribo Petroleum Corp. (Common Stock)(5),(6)                                                    -
        1,191  Tri-Union Development Corp. (Common Stock)(5),(6)                                             12
                                                                                                 --------------
               TOTAL WARRANTS, COMMON STOCKS AND PREFERRED STOCKS
               (IDENTIFIED COST $2,615,878)                                                           3,217,076
                                                                                                 --------------
               REPURCHASE AGREEMENT (9.3%)
    9,200,000  Bear Stearns & Co. (Agreement dated 04/30/03
               collateralized by $9,200,000 U.S. Treasury Strips
               11.250%, due 8/15/07; $9,200,327 to be received upon
               maturity) (Identified cost $9,200,000)                  05/01/03          1.280        9,200,000
                                                                                                 --------------

TOTAL INVESTMENTS (IDENTIFIED COST $87,456,439)(7)                                        98.0%  $   97,060,599
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES                                             2.0        2,016,956
                                                                                   -----------   --------------
NET ASSETS                                                                               100.0%  $   99,077,555
                                                                                   ===========   ==============

(1)  144A Security.

(2) Restricted security - Total market value of restricted securities owned at April 30, 2003 was $1,962,275, or 2.0% of net assets. Acquired from January 16, 2002 to November 12, 2002 at a cost of $1,826,432.

(3)  Defaulted security, placed in non-accrual status.

(4) Security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(5)  Non-income producing security.

(6)  Illiquid security.

(7) The aggregate cost for federal income tax purposes is $87,456,439, the aggregate gross unrealized appreciation is $9,777,067, and the aggregate gross unrealized depreciation is $172,907, resulting in net unrealized appreciation of $9,604,160.

   The accompanying notes are an integral part of these financial statements.

BBH HIGH YIELD FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (unaudited)

ASSETS:
  Investment in securities, at value (identifed cost $87,456,439)                 $      97,060,599
  Cash                                                                                       17,629
  Receivables for:
    Investments sold                                                                      9,200,317
    Interest                                                                              2,221,011
                                                                                  -----------------
      TOTAL ASSETS                                                                      108,499,556
                                                                                  -----------------
LIABILITIES:
  Payables for:
    Investments purchased                                                                 9,200,000
    Dividends                                                                               195,900
    Expense payment fee                                                                      18,154
    Administrative fees                                                                       7,947
                                                                                  -----------------
      TOTAL LIABILITIES                                                                   9,422,001
                                                                                  -----------------

NET ASSETS                                                                        $      99,077,555
                                                                                  =================
Net Assets Consist of:
  Paid-in capital                                                                 $      90,464,693
  Distributions in excess of net investment income                                         (153,106)
  Accumulated net realized loss on investments and foreign exchange transactions           (838,162)
  Net unrealized appreciation on investments and foreign currency translations            9,604,130
                                                                                  -----------------

Net Assets                                                                        $      99,077,555
                                                                                  =================
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
 ($10,400,714 / 1,131,149 shares)                                                 $            9.19
                                                                                  -----------------
CLASS I SHARES
 ($88,676,841 / 9,645,383 shares)                                                 $            9.19
                                                                                  -----------------

   The accompanying notes are an integral part of these financial statements.

BBH HIGH YIELD FIXED INCOME FUND

STATEMENT OF OPERATIONS
For the six months ended April 30, 2003 (unaudited)

NET INVESTMENT INCOME:
  INCOME:
    Interest                                                                      $       4,260,939
    Interest allocated from Portfolio                                                        29,796
    Expenses allocated from Portfolio                                                        (1,371)
                                                                                  -----------------
      TOTAL INCOME                                                                        4,289,364
                                                                                  -----------------
  EXPENSES:
    Expense payment fee                                                                     184,485
    Administrative fees                                                                      42,994
                                                                                  -----------------
      TOTAL EXPENSES                                                                        227,479
                                                                                  -----------------
    NET INVESTMENT INCOME                                                                 4,061,885
                                                                                  -----------------

NET REALIZED AND UNREALIZED GAIN:
  Net realized loss on investments                                                         (331,616)
  Net change in unrealized appreciation (depreciation) on investments                    10,282,265
                                                                                  -----------------
    NET REALIZED AND UNREALIZED GAIN                                                      9,950,649
                                                                                  -----------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $      14,012,534
                                                                                  =================

   The accompanying notes are an integral part of these financial statements.

BBH HIGH YIELD FIXED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         FOR THE PERIOD FROM
                                                                         FOR THE SIX       APRIL 15, 2002
                                                                        MONTHS ENDED       (COMMENCEMENT
                                                                       APRIL 30, 2003     OF OPERATIONS) TO
                                                                         (UNAUDITED)       OCTOBER 31, 2002
                                                                       --------------    -------------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income                                              $    4,061,885    $           306,271
    Net realized loss on investments and foreign exchange
     transactions                                                            (331,616)              (506,546)
    Net change in unrealized appreciation (depreciation) on
     investments                                                           10,282,265               (678,135)
                                                                       --------------    -------------------
    Net increase (decrease) in net assets
     resulting from operations                                             14,012,534               (878,410)
                                                                       --------------    -------------------
    Dividends and distributions declared:
      From net investment income
      Class N                                                              (3,728,433)              (305,014)
      Class I                                                                (487,815)                     -
                                                                       --------------    -------------------
    Total dividends and distributions declared                             (4,216,248)              (305,014)
                                                                       --------------    -------------------

    Capital stock transactions:
      Net proceeds from sales of capital stock                             81,661,660              9,667,529
      Net asset value of capital stock issued to shareholders
       in reinvestment of dividends and distributions                       3,181,749                 61,718
      Net cost of capital stock redeemed                                   (3,679,148)              (428,815)
                                                                       --------------    -------------------
        Net increase in net assets resulting from capital stock
         transactions                                                      81,164,261              9,300,432
                                                                       --------------    -------------------
        Total increase in net assets                                       90,960,547              8,117,008

NET ASSETS:
  Beginning of period                                                       8,117,008                      -
                                                                       --------------    -------------------
  END OF PERIOD (including undistributed net investment income
   of $1,257 at October 31, 2002)                                      $   99,077,555    $         8,117,008
                                                                       ==============    ===================

   The accompanying notes are an integral part of these financial statements.

BBH HIGH YIELD FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

                                                                                               FOR THE PERIOD FROM
                                                                         FOR THE SIX              APRIL 15, 2002
                                                                        MONTHS ENDED             (COMMENCEMENT OF
                                                                       APRIL 30, 2003              OPERATIONS) TO
                                                                         (UNAUDITED)             OCTOBER 31, 2002
                                                                       --------------          --------------------
Net asset value, beginning of period                                   $         8.09          $              10.00
Income from investment operations:

  Net investment income                                                          0.40(1)                       0.47
  Net realized and unrealized gain                                               1.09                         (1.91)
Less dividends and distributions:
  From net investment income                                                    (0.39)                        (0.47)
                                                                       --------------          --------------------
Net asset value, end of period                                         $         9.19          $               8.09
                                                                       ==============          ====================
Total return                                                                    18.74%                       (14.69)%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)                            $       10,401          $              8,117
  Expenses as a percentage of average net assets(2),(3)                          0.75%                         0.75%
  Ratio of net investment income to average net assets(2)                        9.22%                        10.55%
  Portfolio turnover rate                                                          69%(2),(4)                    65%(5)

----------
(1) Calculated using average shares outstanding for the year.

(2) Annualized.

(3) Had the expense payment agreement not been in place, the ratio of expenses
    to average net assets would have been as follows:                            0.94%(2)                      2.76%

(4) Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Portfolio in which the Fund invested through November 12, 2002.

(5) Portfolio turnover rate is that of the Portfolio in which the Fund invested.

   The accompanying notes are an integral part of these financial statements.

                                                                       FOR THE PERIOD FROM
                                                                        NOVEMBER 12, 2002
                                                                        (COMMENCEMENT OF
                                                                         OPERATIONS) TO
                                                                         APRIL 30, 2003
                                                                           (UNAUDITED)
                                                                       -------------------
Net asset value, beginning of period                                   $              8.12
Income from investment operations:

  Net investment income                                                               0.38(1)
  Net realized and unrealized loss                                                    1.09
Less dividends and distributions:
  From net investment income                                                         (0.40)
                                                                       -------------------
Net asset value, end of period                                         $              9.19
                                                                       ===================
Total return                                                                         18.87%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)                            $            88,677
  Expenses as a percentage of average net assets(2),(3)                               0.50%
  Ratio of net investment income to average net assets(2)                             9.44%
  Portfolio turnover rate(2),(4)                                                        69%

----------
(1) Calculated using average shares outstanding for the year.

(2) Annualized.

(3) Had the expense payment agreement not been in place, the ratio of expenses
    to average net assets would have been as follows:                                 0.67%(2)

(4) Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Portfolio in which the Fund invested through November 12, 2002.

   The accompanying notes are an integral part of these financial statements.

BBH HIGH YIELD FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH High Yield Fixed Income Fund, (the "Fund") is a separate diversified series of BBH Fund, Inc., (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on April 15, 2002. On November 8, 2002, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund.

   Prior to November 12, 2002, the Fund invested substantially all of its assets in the BBH High Yield Fixed Income Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objective as the Fund. On November 12, 2002, the Fund received its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. Subsequent to November 12, 2002, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. VALUATION OF INVESTMENTS. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

         Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors

      B. ACCOUNTING FOR INVESTMENTS. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund.

      C. INVESTMENT INCOME AND EXPENSES. Prior to November 12, 2002, the Fund recorded its share of income, expenses, realized and unrealized gain and loss from the Portfolio each day. In addition, the Fund accrued its own expenses.

      D. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These timing differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends to shareholders from net investment income are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. Effective November 12, 2002, the Fund entered into an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.35% of the Fund's average daily net assets.

   ADMINISTRATIVE FEES. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). Effective November 12, 2002, BBHTC receives a fee from the Fund for administration services calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Funds average daily net assets. Prior to November 12, 2002, BBHTC received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.075% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with BBH and Federated Services Company ("FSC") for which BBH and FSC receive such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the six months ended April 30, 2003, the Fund incurred $42,994 for administrative services.

   SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH. Effective November 12, 2002, BBH receives a fee from the Fund for such services calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' average daily net assets.

   CUSTODY FEES. The Fund has entered an amended custody agreement with BBH for which BBH receives a fee calculated and paid monthly. Custody fees for the Fund were reduced by $632 as a result of an expense offset arrangement with the Fund's custodian.

   EXPENSE PAYMENT FEE. BBHTC pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.75% of Class N shares' average daily net assets and 0.50% of Class I shares' average daily net assets. For the six months ended April 30, 2003, BBHTC incurred $301,971 in expenses, including investment advisory fees of $150,013, shareholder servicing/eligible institution fees specific to class N of $13,289 and custody fees of $39,300 paid to BBH on behalf of the Fund.

3. INVESTMENT TRANSACTIONS. For the six months ended April 30, 2003, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $31,253,401 and $29,342,855, respectively.

4. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as Class N shares of the Fund and 25,000,000 have been classified as Class I Shares of the Fund. Transactions in shares of capital stock were as follows:

                                                SHARES                             AMOUNT

                                                        FOR THE                             FOR THE
                                                      PERIOD FROM                         PERIOD FROM
                                                     APRIL 15, 2002                      APRIL 15, 2002
                                    FOR THE SIX      (COMMENCEMENT      FOR THE SIX      (COMMENCEMENT
                                    MONTHS ENDED     OF OPERATIONS)     MONTHS ENDED     OF OPERATIONS)
                                   APRIL 30, 2003       THROUGH        APRIL 30, 2003       THROUGH
                                     (UNAUDITED)    OCTOBER 31, 2002    (UNAUDITED)     OCTOBER 31, 2002
                                   --------------   ----------------   --------------   ----------------
CLASS N
Capital stock sold                        520,637          1,046,554   $    4,129,318   $      9,667,529
Capital stock issued in
 Connection with reinvestment
 Of dividends                              10,822              7,365           93,803             61,718
Capital stock redeemed                   (403,211)           (51,018)      (3,499,071)          (428,815)
                                   --------------   ----------------   --------------   ----------------
Net increase                              128,248          1,002,901   $      724,050   $      9,300,432
                                   ==============   ================   ==============   ================

                                       FOR THE                           FOR THE
                                     PERIOD FROM                        PERIOD FROM
                                   NOVEMBER 12, 2002                 NOVEMBER 12, 2002
                                     (COMMENCEMENT                    (COMMENCEMENT
                                     OF OPERATIONS)                   OF OPERATIONS)
                                       THROUGH                           THROUGH
                                    APRIL 30, 2003                    APRIL 30, 2003
                                      (UNAUDITED)                      (UNAUDITED)
                                   -----------------                 -----------------
CLASS I
Capital stock sold                         9,310,147                 $      77,532,342
Capital stock issued in
 Connection with reinvestment
 Of dividends                                355,879                         3,087,946
Capital stock redeemed                       (20,643)                         (180,077)
                                   -----------------                 -----------------
Net increase                               9,645,383                 $      80,440,211
                                   =================                 =================

5. FEDERAL INCOME TAX STATUS. At October 31, 2002, the Fund, for federal income tax purposes, had a capitol loss carryforward of $504,836, which may be applied against any net taxable realized gain of each succeeding year until the earlier of its utilization or expiration on October 31, 2010.

6. CHANGE IN ACCOUNTING POLICY. The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies as revised, effective for its year beginning November 1, 2001. As required the Fund began amortizing premiums and discounts on debt securities using the effective yield method. Prior to this date, the Fund amortized premiums and discounts on debt securities using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Fund.

   The effect of this change for the year ended October 31, 2002 was to make the following reclassifications:

         INTEREST          NET REALIZED       UNREALIZED
          INCOME              GAIN           APPRECIATION
         --------          ------------      ------------
          (4,096)              1,925             2,171

7. SUBSEQUENT EVENT. At a special meeting of the Board of Directors (the "Board") held on March 13, 2003 the Board approved the liquidation of the Fund. The final liquidation proceeds of $96,222,694 were calculated as of May 8, 2003 and subsequently paid to the investors in the Fund.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

[BROWN BROTHERS HARRIMAN LOGO]

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (answered only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (answered only annually for funds)

Item 4 - Disclose annually only

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

N/A-(Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (open end funds)

Item 8--Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BBH Fund, Inc.


By:    _/s/ Charles O. Izard_______
       Charles O. Izard,
       Principle Executive Officer of
       BBH Fund, Inc.


Date: July 7, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Charles O. Izard_______
       Charles O. Izard,
       Principal Executive Officer of
       BBH Fund, Inc.

Date: July 7, 2003

By:    _/s/ Michael D. Martins________
       Michael D. Martins,
       Principal Financial Officer of
       BBH Fund, Inc.


Date: July 7, 2003



Attached hereto as an exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.